KEELEY Small Cap Value Fund

Class A (KSCVX) — Class I (KSCIX)

KEELEY Small Cap Dividend Value Fund

Class A (KSDVX) — Class I (KSDIX)

KEELEY Small-Mid Cap Value Fund

Class A (KSMVX) — Class I (KSMIX)

KEELEY Mid Cap Value Fund

Class A (KMCVX) — Class I (KMCIX)

KEELEY Mid Cap Dividend Value Fund

Class A (KMDVX) — Class I (KMDIX)

KEELEY All Cap Value Fund

Class A (KACVX) — Class I (KACIX)

KEELEY Alternative Value Fund

Class A (KALVX) — Class I (KALIX)

TABLE OF CONTENTS

Fund Summary Information
KEELEY Small Cap Value Fund	1
KEELEY Small Cap Dividend Value Fund	7

Financial Highlights	75

Privacy Statement	83

To Learn More About The Funds	84

KEELEY Small Cap Value Fund	Class A Shares KSCVX Class I Shares KSCIX

INVESTMENT OBJECTIVE

The Keeley Small Cap Value Fund (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)	Class A (KSCVX)	Class I (KSCIX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	None	None
Redemption Fee (the Fund’s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	None	None
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KSCVX)	Class I (KSCIX)
Management Fees	0.94%	0.94%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.19%	0.19%
Dividend and/or Interest Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.39%	1.14%
Fee Waiver and/or Expense Reimbursement(a)	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	1.14%

(a)	The Fund’s adviser, Keeley Asset Management Corp. (the “Adviser”), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that a Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of the Fund’s portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Keeley Small Cap Value Fund
Class A	$585	$870	$1,176	$2,043
Class I	$116	$362	$628	$1,386

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.87% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

The Fund intends to pursue its investment objective by investing in companies with a small market capitalization, which the Adviser currently defines as $3.5 billion or less. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of companies of small market capitalization. As long as an investment continues to meet the Fund’s other criteria set forth below, the Fund may choose to hold such securities even if the company grows beyond the $3.5 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with a small market capitalization until the 80% threshold is restored.

The Adviser focuses its attention on particular kinds of undervalued stocks and concentrates on identifying companies going through major changes (for example, corporate restructuring). Current dividend or interest income is not a factor for the Fund when choosing securities. Each stock is judged on its potential for above-average capital appreciation. It is the Adviser’s intention typically to hold securities for more than two years to allow the corporate restructuring process to yield results. However, the Adviser may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

MAIN RISKS

The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

Investing in securities of small-cap companies presents more risks than investing in securities of more established or large-cap companies. Small-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources;

adverse labor relations; political events; obsolescence of technologies; and increased competition that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

PERFORMANCE

The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 2000® Index, an unmanaged index made up of the smallest 2,000 companies in the Russell 3000® Index. To assist investors in understanding the broader equity market, the table also includes the performance of the S&P 500® Index, a broad market-weighted index dominated by blue-chip stocks. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.

KSCVX(1)

Year-by-year total return as of 12/31 each year (%)

(1)	The information provided in the bar chart prior to January 1, 2008 represents the performance of KEELEY Small Cap Value Fund, Inc., the predecessor to the Class A Shares of the Small Cap Value Fund. Performance information for the Fund’s Class I Shares is not shown and the performance of that class will be different from the Fund’s Class A Shares because the expenses of each class are different.

BEST QUARTER		WORST QUARTER
Q2 2009	22.39%	Q4 2008	(32.34)%

The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/12 FOR THE KEELEY SMALL CAP VALUE FUND*	1 Year	5 Years	10 Years (or life of class, if less) (Inception for Class I Shares is 12/31/2007)
Return before taxes
Class A	18.25%	0.10%	10.72%
Class I	24.13%	1.29%	N/A
Return after taxes on distributions**
Class A	18.21%	0.09%	10.61%
Return after taxes on distributions and sale of fund shares**
Class A	11.91%	0.09%	9.59%
Russell 2000® Index (reflects no deduction for fees, expenses and taxes)***
Class A	16.35%	3.56%	9.72%
Class I	16.35%	3.56%	N/A
S&P 500® Index (reflects no deduction for fees, expenses and taxes)***
Class A	16.00%	1.66%	7.10%
Class I	16.00%	1.66%	N/A

*	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
**	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
***	Since the inception date of the respective class.

MANAGEMENT

Investment Adviser — The investment adviser for the Fund is Keeley Asset Management Corp., 111 West Jackson Blvd., Suite 810, Chicago, IL 60604. The Adviser supervises, administers and continuously reviews the Fund’s investment program, following policies set by the Fund’s Board of Directors.

Portfolio Managers — John L. Keeley, Jr. is the Portfolio Manager for the Fund and is primarily responsible for its day-to-day management. Mr. John L. Keeley, Jr. has been Portfolio Manager for the Fund since its inception. Brian R. Keeley is the Co-Portfolio Manager for the Fund and assists Mr. John L. Keeley, Jr. in the day-to-day management activities of the Fund. Mr. Brian R. Keeley has managed the Fund since January 31, 2011. The SAI provides additional information about the compensation paid to Messrs. John L. Keeley, Jr. and Brian R. Keeley, other accounts that they manage, and their respective ownership of securities in the Fund.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page 45 of the Prospectus.

KEELEY Small Cap Dividend Value Fund	Class A Shares KSDVX Class I Shares KSDIX

INVESTMENT OBJECTIVE

The Keeley Small Cap Dividend Value Fund (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)	Class A (KSDVX)	Class I (KSDIX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	None	None
Redemption Fee (the Fund’s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	None	None
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KSDVX)	Class I (KSDIX)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.31%	0.31%
Total Annual Fund Operating Expenses	1.56%	1.31%
Fee Waiver and/or Expense Reimbursement(a)	(0.17)%	(0.17)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	1.14%

(a)	The Fund’s adviser, Keeley Asset Management Corp. (the “Adviser”), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that a Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of the Fund’s portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Keeley Small Cap Dividend Value Fund
Class A	$585	$905	$1,246	$2,209
Class I	$116	$398	$702	$1,564

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28.98% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

The Fund intends to pursue its investment objective by investing in companies with a small market capitalization, which the Adviser currently defines as $3.5 billion or less, and that currently pay or are reasonably expected to pay dividends to shareholders. The Adviser looks for stocks with sustainable, expected growth in earnings and dividends, and attempts to buy them when they are temporarily out-of-favor or undervalued by the market. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in “dividend-paying” common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of companies with a small market capitalization. “Dividend-paying” common stocks have one or more of the following characteristics: (i) attractive dividend yields that are, in the opinion of the Adviser, relatively stable or expected to grow; (ii) that pay a small dividend, but could grow their dividend over the next few years; and (iii) that pay no dividend, but may initiate a dividend or return cash to shareholders in other ways, such as a share repurchase program. As long as an investment continues to meet the Fund’s other investment criteria set forth below, the Fund may choose to hold such securities even if the company grows beyond the $3.5 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in companies with a small market capitalization, the Fund will not invest in companies other than those with a small market capitalization until the 80% threshold is restored.

Each stock is judged on its potential for above-average capital appreciation. In addition, the Adviser believes that a track record of dividend increases is an excellent indicator of a company’s financial health and growth prospects, and that over the long-term, income can contribute significantly to total return. Dividends also can help reduce the Fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling. The Fund intends to pay the dividends it receives at least annually. The Fund will seek to invest in securities of small-cap, undervalued companies that meet certain criteria identified by the Adviser from time to time. It is the Adviser’s intention typically to hold securities for more than two years. However, the Adviser may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

MAIN RISKS

The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

Investing in securities of small-cap companies presents more risks than investing in securities of more established or large-cap companies. Small-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

Any repeal or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund. Also, the companies held by the Fund may reduce or stop paying dividends, which may affect the Fund’s ability to generate income. The Adviser’s approach in selecting dividend-paying securities may go out of favor with investors. This may cause the Fund to underperform relative to other mutual funds that do not emphasize dividend-paying stocks.

In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political events; obsolescence of technologies; and increased competition that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

PERFORMANCE

The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 2000® Value Index, an unmanaged index of Russell 2000® Index companies with lower prices-to-book ratios and lower forecasted growth values. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.

KSDVX(1)

Year-by-year total return as of 12/31 each year (%)

(1)	The information in the bar chart represents the performance of the Fund’s Class A Shares. Performance information for the Fund’s Class I Shares is not shown and the performance of that class will be different from the Fund’s Class A Shares because the expenses of each class are different.

BEST QUARTER		WORST QUARTER
Q4 2011	15.55%	Q3 2011	(17.44)%

The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/12 FOR THE KEELEY SMALL CAP DIVIDEND VALUE FUND*	1 Year	Since Inception (December 1, 2009)
Return before taxes
Class A	11.04%	14.93%
Class I	16.59%	16.95%
Return after taxes on distributions**
Class A	10.25%	14.11%
Return after taxes on distributions and sale of fund shares**
Class A	8.20%	12.75%
Russell 2000® Value Index (reflects no deduction for fees, expenses and taxes)	18.05%	13.37%

*	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
**

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.

MANAGEMENT

Investment Adviser — The investment adviser for the Fund is Keeley Asset Management Corp., 111 West Jackson Blvd., Suite 810, Chicago, IL 60604. The Adviser supervises, administers and continuously reviews the Fund’s investment program, following policies set by the Fund’s Board of Directors.

Portfolio Managers — Thomas E. Browne, Jr. is the Portfolio Manager for the Fund and is primarily responsible for its day-to-day management. Brian P. Leonard is the Assistant Portfolio Manager for the Fund and assists Mr. Browne in the day-to-day management activities of the Fund. Messrs. Browne and Leonard have managed the Fund since its inception. The SAI provides additional information about the compensation paid to Messrs. Browne and Leonard, other accounts that they manage, and their respective ownership of securities in the Fund.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page 45 of the Prospectus.

KEELEY Small-Mid Cap Value Fund	Class A Shares KSMVX Class I Shares KSMIX

INVESTMENT OBJECTIVE

The Keeley Small-Mid Cap Value Fund (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)	Class A (KSMVX)	Class I (KSMIX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	None	None
Redemption Fee (the Fund’s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	None	None
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KSMVX)	Class I (KSMIX)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.19%	0.19%
Dividend and/or Interest Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.45%	1.20%
Fee Waiver and/or Expense Reimbursement(a)	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40%	1.15%

(a)	The Fund’s adviser, Keeley Asset Management Corp. (the “Adviser”), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that a Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of the Fund’s portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Keeley Small-Mid Cap Value Fund
Class A	$586	$883	$1,202	$2,103
Class I	$117	$376	$655	$1,450

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51.11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

The Fund intends to pursue its investment objective by investing in companies with small and mid-size market capitalizations, which the Adviser currently defines as $7.5 billion or less. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of companies with small and mid-size market capitalizations. As long as an investment continues to meet the Fund’s other criteria set forth below, the Fund may choose to hold such securities even if the company grows beyond the $7.5 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with small and mid-size market capitalizations until the 80% threshold is restored.

The Adviser focuses its attention on particular kinds of undervalued stocks and concentrates on identifying companies going through major changes (for example, corporate restructuring). Current dividend or interest income is not a factor for the Fund when choosing securities. Each stock is judged on its potential for above-average capital appreciation. It is the Adviser’s intention typically to hold securities for more than two years to allow the corporate restructuring process to yield results. However, the Adviser may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

MAIN RISKS

The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

Investing in securities of small-cap and mid-cap companies presents more risks than investing in securities of more established or large-cap companies. Small-cap and mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources;

adverse labor relations; political events; obsolescence of technologies; and increased competition that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

PERFORMANCE

The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 2500® Value Index, an index that measures the performance of the small- to mid-cap value segment of the U.S. equity universe with lower price-to-book ratios and lower forecasted growth values. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.

KSMVX(1)

Year-by-year total return as of 12/31 each year (%)

(1)	The information in the bar chart represents the performance of the Fund’s Class A Shares. Performance information for the Fund’s Class I Shares is not shown and the performance of that class will be different from the Fund’s Class A Shares because the expenses of each class are different.

BEST QUARTER		WORST QUARTER
Q2 2009	36.70%	Q4 2008	(34.60)%

The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/12 FOR THE KEELEY SMALL-MID CAP VALUE FUND*	1 Year	5 Years	Since Inception (August 15, 2007)
Return before taxes
Class A	23.88%	2.49%	4.14%
Class I	29.96%	3.72%	5.31%
Return after taxes on distributions**
Class A	23.64%	2.45%	4.10%
Return after taxes on distributions and sale of fund shares**
Class A	15.84%	2.14%	3.56%
Russell 2500® Value Index (reflects no deduction for fees, expenses and taxes)	19.21%	4.54%	4.11%

*	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
**	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.

MANAGEMENT

Investment Adviser — The investment adviser for the Fund is Keeley Asset Management Corp., 111 West Jackson Blvd., Suite 810, Chicago, IL 60604. The Adviser supervises, administers and continuously reviews the Fund’s investment program, following policies set by the Fund’s Board of Directors.

Portfolio Managers — John L. Keeley, Jr. is the Portfolio Manager for the Fund and is primarily responsible for its day-to-day management. Mr. John L. Keeley, Jr. has been Portfolio Manager for the Fund since its inception. Brian R. Keeley is the Co-Portfolio Manager for the Fund and assists Mr. John L. Keeley, Jr. in the day-to-day management activities of the Fund. Mr. Brian R. Keeley has managed the Fund since January 31, 2011. The SAI provides additional information about the compensation paid to Messrs. John L. Keeley, Jr. and Brian R. Keeley, other accounts that they manage, and their respective ownership of securities in the Fund.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page 45 of the Prospectus.

KEELEY Mid Cap Value Fund	Class A Shares KMCVX Class I Shares KMCIX

INVESTMENT OBJECTIVE

The Keeley Mid Cap Value Fund (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)	Class A (KMCVX)	Class I (KMCIX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	None	None
Redemption Fee (the Fund’s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	None	None
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KMCVX)	Class I (KMCIX)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.28%	0.28%
Total Annual Fund Operating Expenses	1.53%	1.28%
Fee Waiver and/or Expense Reimbursement(a)	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	1.14%

(a)	The Fund’s adviser, Keeley Asset Management Corp. (the “Adviser”), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that a Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of the Fund’s portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Keeley Mid Cap Value Fund
Class A	$585	$899	$1,234	$2,180
Class I	$116	$392	$689	$1,533

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.44% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

The Fund intends to pursue its investment objective by investing in companies with a mid-size market capitalization, which the Adviser currently defines as between $1.5 billion and $15 billion. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of companies with a mid-size market capitalization. As long as an investment continues to meet the Fund’s other criteria set forth below, the Fund may choose to hold such securities even if the company’s capitalization moves outside the $1.5 billion to $15 billion capitalization range. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in companies with a mid-size market capitalization, the Fund will not invest in companies other than those with a mid-size market capitalization until the 80% threshold is restored.

The Adviser focuses its attention on particular kinds of undervalued stocks and concentrates on identifying companies going through major changes (for example, corporate restructuring). Current dividend or interest income is not a factor for the Fund when choosing securities. Each stock is judged on its potential for above-average capital appreciation. It is the Adviser’s intention typically to hold securities for more than two years to allow the corporate restructuring process to yield results. However, the Adviser may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

MAIN RISKS

The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

Investing in securities of mid-cap companies presents more risks than investing in securities of more established or large-cap companies. Mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources;

adverse labor relations; political events; obsolescence of technologies; and increased competition that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

PERFORMANCE

The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell Midcap® Value Index, an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe with lower price-to-book ratios and lower forecasted growth values. To assist investors in understanding the broader market of mid-cap company securities, the table also includes the S&P Midcap 400® Index, a broad-based market index that measures the performance of the mid-cap range of U.S. equity securities. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.

KMCVX(1)

Year-by-year total return as of 12/31 each year (%)

(1)	The information in the bar chart represents the performance of the Fund’s Class A Shares. Performance information for the Fund’s Class I Shares is not shown and the performance of that class will be different from the Fund’s Class A Shares because the expenses of each class are different.

BEST QUARTER		WORST QUARTER
Q3 2009	18.71%	Q4 2008	(33.59)%

The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/12 FOR THE KEELEY MID CAP VALUE FUND*	1 Year	5 Years	Since Inception (August 15, 2005 for Class A Shares and December 31, 2007 for Class I Shares)
Return before taxes
Class A	12.61%	(5.14)%	1.19%
Class I	18.43%	(4.00)%	(4.00)%
Return after taxes on distributions**
Class A	12.58%	(5.15)%	1.18%
Return after taxes on distributions and sale of fund shares**
Class A	8.23%	(4.30)%	1.01%
Russell Midcap® Value Index (reflects no deduction for fees, expenses and taxes)***
Class A	18.51%	3.79%	5.30%
Class I	18.51%	3.79%	3.79%
S&P Midcap 400® Index (reflects no deduction for fees, expenses and taxes)***
Class A	17.88%	5.15%	6.50%
Class I	17.88%	5.15%	5.15%

*	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
**	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
***	Since the inception date of the respective class.

MANAGEMENT

Investment Adviser — The investment adviser for the Fund is Keeley Asset Management Corp., 111 West Jackson Blvd., Suite 810, Chicago, IL 60604. The Adviser supervises, administers and continuously reviews the Fund’s investment program, following policies set by the Fund’s Board of Directors.

Portfolio Managers — John L. Keeley, Jr. is the Portfolio Manager for the Fund and is primarily responsible for its day-to-day management. Mr. John L. Keeley, Jr. has been Portfolio Manager for the Fund since its inception. Brian R. Keeley is the Co-Portfolio Manager for the Fund and assists Mr. John L. Keeley, Jr. in the day-to-day management activities of the Fund. Mr. Brian R. Keeley has managed the Fund since January 31, 2012. The SAI provides additional information about the compensation paid to Messrs. John L. Keeley, Jr. and Brian R. Keeley, other accounts that they manage, and their respective ownership of securities in the Fund.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page 45 of the Prospectus.

KEELEY Mid Cap Dividend Value Fund	Class A Shares KMDVX Class I Shares KMDIX

INVESTMENT OBJECTIVE

The Keeley Mid Cap Dividend Value Fund (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)	Class A (KMDVX)	Class I (KMDIX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	None	None
Redemption Fee (the Fund’s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	None	None
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KMDVX)	Class I (KMDIX)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	1.56%	1.56%
Dividend and/or Interest Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	2.83%	2.58%
Fee Waiver and/or Expense Reimbursement(a)	(1.42)%	(1.42)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.41%	1.16%

(a)	The Fund’s adviser, Keeley Asset Management Corp. (the “Adviser”), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that a Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of the Fund’s portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Keeley Mid Cap Dividend Value Fund
Class A	$587	$1,159	$1,756	$3,367
Class I	$118	$667	$1,243	$2,809

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period from the Fund’s commencement of operations (October 3, 2011) through its fiscal year ended September 30, 2012, the Fund’s portfolio turnover rate was 13.74% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

The Fund intends to pursue its investment objective by investing in companies with a mid-size market capitalization, which the Adviser currently defines as between $1.5 billion and $15 billion, and that currently pay or are reasonably expected to pay dividends to shareholders. The Adviser looks for stocks with sustainable, expected growth in earnings and dividends and attempts to buy them when they are temporarily out-of-favor or undervalued by the market. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in “dividend-paying” common stocks and other equity type securities (including preferred stock) of mid-size market capitalization. “Dividend-paying” common stocks have one or more of the following characteristics: (i) attractive dividend yields that are, in the opinion of the Adviser, relatively stable or expected to grow; (ii) that pay a small dividend, but could grow their dividend over the next few years; and (iii) that pay no dividend, but may initiate a dividend or return cash to shareholders in other ways, such as through a share repurchase program. The Adviser reasonably expects that a company will pay a dividend or return cash to shareholders in other ways based upon the company’s operating history, its growth and profitability opportunities, and its history of sales, profits and dividend payments. As long as an investment continues to meet the Fund’s other investment criteria set forth below, the Fund may choose to hold such securities even if the company’s capitalization moves outside the $1.5 billion to $15 billion capitalization range. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in companies with a mid-size market capitalization, the Fund will not invest in companies other than those with a mid-size market capitalization until the 80% threshold is restored.

Each stock is judged on its potential for above-average capital appreciation. In addition, the Adviser believes that a track record of dividend increases is an excellent indicator of a company’s financial health and growth prospects, and that over the long-term, income can contribute significantly to total return. Dividends also can help reduce the Fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling. The Fund intends to pay the dividends it receives at least annually. The Fund will seek to invest in securities of mid-cap, undervalued companies that meet certain criteria identified by the Adviser from time to time. It is the Adviser’s intention typically to hold securities for more than two years. However, the Adviser may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

MAIN RISKS

The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

Investing in mid-cap securities presents more risk than investing in more established or large-cap company securities. Mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

Any repeal or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund. Also, the companies held by the Fund may reduce or stop paying dividends, which may affect the Fund’s ability to generate income. The Adviser’s approach in selecting dividend-paying securities may go out of favor with investors. This may cause the Fund to underperform relative to other mutual funds that do not emphasize dividend-paying stocks.

In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political events; obsolescence of technologies; and increased competition that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

PERFORMANCE

The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund has performed during its first calendar year of operation. The table compares the Fund’s performance with that of the Russell Midcap® Value Index, an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe with lower price-to-book ratios and lower forecasted growth values. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.

KMDVX(1)

Year-by-year total return as of 12/31 each year (%)

(1)	The information in the bar chart represents the performance of the Fund’s Class A Shares. Performance information for the Fund’s Class I Shares is not shown and the performance of that class will be different from the Fund’s Class A Shares because the expenses of each class are different.

BEST QUARTER		WORST QUARTER
1Q 2012	9.12%	2Q 2012	(2.95)%

The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/12 FOR THE KEELEY MID CAP DIVIDEND VALUE FUND*	1 Year	Since Inception (October 3, 2011)
Return before taxes
Class A	9.89%	19.53%
Class I	15.31%	24.32%
Return after taxes on distributions**
Class A	9.61%	19.22%
Return after taxes on distributions and sale of fund shares**
Class A	6.78%	16.63%
Russell Midcap® Value Index (reflects no deduction for fees, expenses and taxes)	18.51%	30.96%

*	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
**

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.

MANAGEMENT

Investment Adviser — The investment adviser for the Fund is Keeley Asset Management Corp., 111 West Jackson Blvd., Suite 810, Chicago, IL 60604. The Adviser supervises, administers and continuously reviews the Fund’s investment program, following policies set by the Fund’s Board of Directors.

Portfolio Managers — Thomas E. Browne, Jr. is the Portfolio Manager for the Fund and is primarily responsible for its day-to-day management. Brian P. Leonard is the Assistant Portfolio Manager for the Fund and assists Mr. Browne in the day-to-day management activities of the Fund. Messrs. Browne and Leonard have managed the Fund since its inception. The SAI provides additional information about the compensation paid to Messrs. Browne and Leonard, other accounts that they manage, and their respective ownership of securities in the Fund.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page 45 of the Prospectus.

KEELEY All Cap Value Fund	Class A Shares KACVX Class I Shares KACIX

INVESTMENT OBJECTIVE

The Keeley All Cap Value Fund (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)	Class A (KACVX)	Class I (KACIX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	None	None
Redemption Fee (the Fund’s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	None	None
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KACVX)	Class I (KACIX)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.22%	0.22%
Total Annual Fund Operating Expenses	1.47%	1.22%
Fee Waiver and/or Expense Reimbursement(a)	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	1.14%

(a)	The Fund’s adviser, Keeley Asset Management Corp. (the “Adviser”), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that a Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of the Fund’s portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Keeley All Cap Value Fund
Class A	$585	$886	$1,209	$2,122
Class I	$116	$379	$663	$1,470

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50.10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

The Fund intends to pursue its investment objective by investing in common stock and other equity securities (including preferred stock, convertible debt securities and warrants) of companies of any market capitalization. The Fund has no restrictions as to the size of the companies in which it invests. The Fund may invest in what normally are considered small-cap stocks, mid-cap stocks and large-cap stocks. The Fund may concentrate its investments in one of those categories, two of them or all of them, and may change the allocation of its investments at any time.

The Adviser focuses its attention on particular kinds of undervalued stocks and concentrates on identifying companies going through major changes (for example, corporate restructuring). Current dividend or interest income is not a factor for the Fund when choosing securities. Each stock is judged on its potential for above-average capital appreciation. It is the Adviser’s intention typically to hold securities for more than two years to allow the corporate restructuring process to yield results. However, the Adviser may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

MAIN RISKS

The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

Investing in securities of small-cap and mid-cap companies presents more risks than investing in securities of more established or large-cap companies. Small-cap and mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political events; obsolescence of technologies; and increased competition that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

PERFORMANCE

The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 3000® Value Index, an index that measures the performance of the broad value segment of U.S. equity value universe with lower price-to-book ratios and lower forecasted growth values. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.

KACVX(1)

Year-by-year total return as of 12/31 each year (%)

(1)	The information in the bar chart represents the performance of the Fund’s Class A Shares. Performance information for the Fund’s Class I Shares is not shown and the performance of that class will be different from the Fund’s Class A Shares because the expenses of each class are different.

BEST QUARTER		WORST QUARTER
Q2 2009	31.12%	Q4 2008	(33.20)%

The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/12 FOR THE KEELEY ALL CAP VALUE FUND*	1 Year	5 Years	Since Inception (June 14, 2006 for Class A Shares and December 31, 2007 for Class I Shares)
Return before taxes
Class A	15.21%	(1.06)%	3.65%
Class I	21.05%	0.11%	0.11%
Return after taxes on distributions**
Class A	15.16%	(1.06)%	3.64%
Return after taxes on distributions and sale of fund shares**
Class A	9.95%	(0.90)%	3.15%
Russell 3000® Value Index (reflects no deduction for fees, expenses and taxes)***
Class A	17.55%	0.83%	3.24%
Class I	17.55%	0.83%	0.83%

*	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
**	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
***	Since the inception date of the respective class.

MANAGEMENT

Investment Adviser — The investment adviser for the Fund is Keeley Asset Management Corp., 111 West Jackson Blvd., Suite 810, Chicago, IL 60604. The Adviser supervises, administers and continuously reviews the Fund’s investment program, following policies set by the Fund’s Board of Directors.

Portfolio Managers — John L. Keeley, Jr. is the Portfolio Manager for the Fund and is primarily responsible for its day-to-day management. Mr. John L. Keeley, Jr. has been Portfolio Manager for the Fund since its inception. Edwin C. Ciskowski and Brian R. Keeley are each a Co-Portfolio

Manager for the Fund and assist Mr. John L. Keeley, Jr. in the day-to-day management activities of the Fund. Mr. Ciskowski has managed the Fund since January 31, 2011. Mr. Brian R. Keeley has managed the Fund since January 31, 2012. The SAI provides additional information about the compensation paid to Messrs. John L. Keeley, Jr., Ciskowski and Brian R. Keeley, other accounts that they manage, and their respective ownership of securities in the Fund.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page 45 of the Prospectus.

KEELEY Alternative Value Fund	Class A Shares KALVX Class I Shares KALIX

INVESTMENT OBJECTIVE

The Keeley Alternative Value Fund (the “Fund”) seeks to achieve long-term capital appreciation, as well as to protect capital during adverse market conditions.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)	Class A (KALVX)	Class I (KALIX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	None	None
Redemption Fee (the Fund’s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	None	None
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KALVX)	Class I (KALIX)
Management Fees	1.60%	1.60%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.54%	0.54%
Dividend and/or Interest Expenses(a)	0.08%	0.08%
Total Annual Fund Operating Expenses	2.47%	2.22%
Fee Waiver and/or Expense Reimbursement(b)	(0.50)%	(0.50)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.97%	1.72%

(a)

“Dividend and/or Interest Expense” accounts for the costs associated with the Fund’s use of a credit line for shareholder redemption liquidity or short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. The Fund’s actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund’s short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time.
(b)	The Fund’s adviser, Keeley Asset Management Corp. (the “Adviser”), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.89% for Class A Shares and 1.64% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that a Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of the Fund’s portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Keeley Alternative Value Fund
Class A	$641	$1,139	$1,663	$3,094
Class I	$175	$646	$1,144	$2,515

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.05% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

The Fund is an alternative investment vehicle within the Keeley Funds’ family since, unlike the other Funds, it is primarily designed to provide downside market protection through the use of hedging strategies. Please see below for a description of the different hedging strategies that the Fund may employ to achieve its investment objectives.

The Fund intends to pursue its investment objectives by investing primarily in the types of equity securities described below; however, the Fund has broad and flexible investment authority. For the equity investments, the Fund intends to pursue its investment objectives by investing in companies with small and mid-size market capitalizations, which the Adviser currently defines as $7.5 billion or less. Under normal market conditions, the Fund will invest no less than 80% of the net assets of its equity investments plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of companies with small and mid-size market capitalizations. As long as an investment continues to meet the Fund’s other criteria set forth below, the Fund may choose to hold such securities even if the company grows beyond the $7.5 billion capitalization level. If less than 80% of the Fund’s equity investment assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with small and mid-size market capitalizations until the 80% threshold is restored.

The Adviser has selected, and the Board of Directors has approved, Broadmark Asset Management, LLC (the “Sub-Adviser” or “Broadmark”) as the sub-adviser for the Fund. Broadmark attempts to mitigate market risk within the Fund’s equity portfolio through a dynamic hedging strategy based upon a multi-factor process that includes the use of certain derivative instruments, including options, futures contracts (sometimes referred to as futures) and options on futures contracts, as well as Exchange-Traded Funds (“ETFs”) and Exchange-Traded Notes (“ETNs”). Broadmark may utilize any asset class of an ETF or ETN, but will primarily utilize equity-based instruments. In performing its services, Broadmark assesses such factors as monetary policy, valuation analysis, investor sentiment and momentum. Broadmark adjusts the Fund’s net exposure to equities based upon its overall assessment of risk and opportunity in the market and the Fund’s portfolio, including the Fund’s cash position. When Broadmark perceives the Fund’s equity risks to be low and opportunities high, and depending upon the Fund’s cash positions, the Fund could have a low to zero exposure to hedging vehicles. Further, at times when equity opportunity is high and equity risk low, Broadmark may invest a portion of the Fund’s cash balance in futures, options or ETFs. Conversely, when Broadmark perceives the Fund’s equity market risk to be high, and opportunity low, it will reduce the Fund’s net exposure by selling, among other things, futures and option combos, and may effect short sales of individual securities and/or ETFs and ETNs or take long positions in inverse ETFs. Broadmark can hedge up to 100% of the Fund’s long equity exposure. Generally, it is the Fund’s objective to maintain net exposure between 100% and 0% net long. For example, if the Fund invests 100% of its net assets in long positions and 100% of its net assets in short positions, the Fund is 0% net long.

If successful, these strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements, but such strategies also can reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because Broadmark projected a decline in the price of a security in the Fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the derivative instrument. Moreover, if the price of the derivative instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all. There is no guarantee that Broadmark will accurately measure existing risk.

The Adviser focuses the equity investments of the Fund on particular kinds of undervalued stocks and concentrates on identifying companies going through major changes (for example, corporate restructuring), including: corporate spin-offs (tax-free distributions of a parent company’s division to shareholders); financial restructuring, including acquisitions, recapitalizations and companies emerging from bankruptcy; companies selling at or below actual or perceived book value; savings and loan and insurance conversions; and distressed utilities. Current dividend or interest income is not a factor for the Fund when choosing securities. It is the Adviser’s intention typically to hold equity securities for more than two years to allow the corporate restructuring process to yield results. However, the Adviser may sell these securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

MAIN RISKS

The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

Investing in securities of small-cap and mid-cap companies presents more risks than investing in securities of more established or large-cap companies. Small-cap and mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

Because of its hedging strategy, the Fund is subject to the increased risks associated with investments in put and call options, futures, derivatives and, in general, synthetic instruments. Futures prices are highly volatile, with price movements being influenced by a multitude of factors such as supply and demand relationships, government trade, fiscal, monetary and exchange control policies, political and economic events and emotions in the marketplace. Futures trading also is highly leveraged. Further, futures trading may be illiquid as a result of daily limits on movements of prices. Non-exchange traded derivatives, swaps and certain options and other custom derivative or synthetic instruments are subject to the risk of nonperformance by the counterparty to such instrument, including risks relating to the financial soundness and creditworthiness of the counterparty.

The Fund is subject to risks associated with short sales. If the value of a security sold short increases, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a security could attain; by comparison, for a long position, the maximum loss is the price paid for the security plus transaction costs. Short sales also may cause the Fund to incur dividend and interest expenses. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund has an obligation to pay to the lender of the shorted security an expense equal to that dividend amount. In addition, the Fund is liable for any interest payable on securities while those securities are in a short position. These dividend and interest expenses are excluded from the expenses that the Adviser reimburses the Fund pursuant to its expense cap agreement. (See “Management—Fee Waivers and Expense Reimbursements”.)

The Fund also is subject to risks associated with investments in ETFs and ETNs and, in general, liquidity risks. Investing in ETFs or ETNs involves risks generally associated with investments in a broadly based portfolio of securities or commodities that do not apply to conventional funds, including: (1) the net asset value of the ETF or the ETN may deviate significantly from its trading value; (2) an active trading market for an ETF or an ETN may not develop or be maintained; (3) trading of an ETF or of an ETN may be halted if the listing exchange deems such action appropriate; (4) ETF or ETN shares may be delisted from the exchange on which they trade; and (5) the downgrading of the credit rating of the issuer of the ETN may cause the Fund’s investment to drop in value even if no change in value has occurred in the underlying index. The Fund’s investments in ETFs or ETNs also are subject to liquidity risks. The ETF or the ETN may not be able to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political events; obsolescence of technologies; and increased competition that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

PERFORMANCE

The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 2500® Value Index, an unmanaged index that measures the performance of the small-cap to mid-cap value segment of the U.S. equity universe with lower price-to-book ratios and lower forecasted growth values, as well as with that of the S&P 500® Index, a broad market-weighted index dominated by blue-chip stocks. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.

KALVX(1)

Year-by-year total return as of 12/31 each year (%)

(1)	The information in the bar chart represents the performance of the Fund’s Class A Shares. Performance information for the Fund’s Class I Shares is not shown and the performance of that class will be different from the Fund’s Class A Shares because the expenses of each class are different.

BEST QUARTER		WORST QUARTER
Q4 2010	14.10%	Q3 2011	(12.52)%

The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/12 FOR THE KEELEY ALTERNATIVE VALUE FUND*	1 Year	Since Inception (April 1, 2010)
Return before taxes
Class A	14.99%	2.28%
Class I	20.71%	4.29%
Return after taxes on distributions**
Class A	14.99%	1.25%
Return after taxes on distributions and sale of fund shares**
Class A	9.74%	1.80%
Russell 2500® Value Index (reflects no deduction for fees, expenses and taxes)	19.21%	9.99%
S&P 500® Index (reflects no deduction for fees, expenses and taxes)	16.00%	9.51%

*	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.

**	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.

MANAGEMENT

Investment Advisers — The investment adviser for the Fund is Keeley Asset Management Corp., 111 West Jackson Blvd., Suite 810, Chicago, IL 60604. The Adviser supervises, administers and continuously reviews the Fund’s investment program, following policies set by the Fund’s Board of Directors. The investment sub-adviser for the Fund is Broadmark Asset Management, LLC, 12 East 52nd St., 3rd Floor, New York, NY 10022. Broadmark is a Delaware limited liability company that is registered as an investment adviser with the SEC pursuant to the Investment Advisers Act of 1940, as amended.

Portfolio Managers — John L. Keeley, Jr. is the Portfolio Manager for the Fund and is primarily responsible for its day-to-day management. Mr. John L. Keeley, Jr. has been Portfolio Manager for the Fund since its inception. Brian R. Keeley is the Co-Portfolio Manager for the Fund and assists Mr. John L. Keeley, Jr. in the day-to-day management activities of the Fund. Mr. Brian R. Keeley has managed the Fund since January 31, 2011. The SAI provides additional information about the compensation paid to Messrs. John L. Keeley, Jr. and Brian R. Keeley, other accounts that they manage, and their respective ownership of securities in the Fund.

Investment Professional of Sub-Adviser — Christopher J. Guptill is the Chief Executive Officer, and has been the Chief Investment Officer, of Broadmark since its inception in 1999. He is primarily responsible for managing the market risk of the Fund.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page 45 of the Prospectus.

ADDITIONAL INFORMATION

PURCHASE AND SALE OF FUND SHARES

You can buy or sell the Funds’ shares directly from the Keeley Investment Corp., the Funds’ distributor (the “Distributor”), or from selected broker/dealers, financial institutions and other service providers. Please contact U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent (the “Transfer Agent”) at 1-888-933-5391 if you need additional assistance when completing your application. There is no minimum holding requirement nor minimum amount requested to redeem your shares.

The minimum initial investment for the Class A Shares of each Fund is $2,500, and the minimum for additional investments in each Fund is $50 and is subject to change at any time. The Distributor may waive these minimums to establish certain Class A Share accounts. The minimum initial investment for Class I Shares of the Funds is $1 million, and the minimum for additional investments is $10,000 and is subject to change at any time. The Distributor may waive these minimums to establish certain Class I Share accounts.

TAX INFORMATION

The Funds’ distributions, if any, generally are taxable to you as ordinary income, capital gains, or a combination of the two, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their Distributor and/or Adviser may pay the intermediary for services provided to the Funds and their shareholders. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Read the Funds’ Prospectus and SAI or ask your salesperson or visit your financial intermediary’s website for more information.

ABOUT THE FUNDS

INVESTMENT OBJECTIVES

The KEELEY Small Cap Value Fund (“Small Cap Value Fund”), the KEELEY Small Cap Dividend Value Fund (“Small Cap Dividend Value Fund”), the KEELEY Small-Mid Cap Value Fund (“Small-Mid Cap Value Fund”), the KEELEY Mid Cap Value Fund (“Mid Cap Value Fund”), the KEELEY Mid Cap Dividend Value Fund (“Mid Cap Dividend Value Fund”) and the KEELEY All Cap Value Fund (“All Cap Value Fund”) each seek capital appreciation. The KEELEY Alternative Value Fund (“Alternative Value Fund”) seeks to achieve long-term capital appreciation, as well as to protect capital during adverse market conditions.

The investment objectives for Small Cap Value Fund, Small-Mid Cap Value Fund, Small Cap Dividend Value Fund, Mid Cap Dividend Value Fund and Alternative Value Fund are not fundamental and may be changed by the Board of Directors without a vote of the shareholders. The investment objectives for Mid Cap Value Fund and All Cap Value Fund are fundamental and cannot be changed by the Board of Directors without a vote of the shareholders.

PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

Small Cap Value Fund

The Small Cap Value Fund intends to pursue its investment objective by investing in companies with a small market capitalization, which the Adviser currently defines as $3.5 billion or less. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of companies of small market capitalization. As long as an investment continues to meet the Fund’s other criteria, the Fund may choose to hold such securities even if the company grows beyond the $3.5 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with a small market capitalization until the 80% threshold is restored.

Small Cap Dividend Value Fund

The Small Cap Dividend Value Fund intends to pursue its investment objective by investing in companies with a small market capitalization, which the Adviser currently defines as $3.5 billion or less, and that currently pay or are reasonably expected to pay dividends to shareholders. The Adviser looks for stocks with sustainable, expected growth in earnings and dividends, and attempts to buy them when they are temporarily out-of-favor or undervalued by the market. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in “dividend-paying” (as defined below) common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of companies with a small market capitalization. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to hold such securities even if the company grows beyond the $3.5 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in companies with small market capitalization, the Fund will not invest in companies other than those with a small market capitalization until the 80% threshold is restored.

Small-Mid Cap Value Fund

The Small-Mid Cap Value Fund intends to pursue its investment objective by investing in companies with small and mid-size market capitalizations, which the Adviser currently defines as $7.5 billion or less. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of companies with small and mid-size market capitalizations. As long as an investment continues to meet the Fund’s other criteria, the Fund may choose to hold such securities even if the company grows beyond the $7.5 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with small and mid-size market capitalizations until the 80% threshold is restored.

Mid Cap Value Fund

The Mid Cap Value Fund intends to pursue its investment objective by investing in companies with a mid-size market capitalization, which the Adviser currently defines as between $1.5 billion and $15 billion. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of companies with a mid-size market capitalization.

As long as an investment continues to meet the Fund’s other criteria, the Fund may choose to hold such securities even if the company’s capitalization moves outside the $1.5 billion to $15 billion capitalization range. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with a mid-size market capitalization until the 80% threshold is restored.

Mid Cap Dividend Value Fund

The Mid Cap Dividend Value Fund intends to pursue its investment objective by investing in companies with a mid-size market capitalization, which the Adviser currently defines as between $1.5 billion and $15 billion, and that currently pay or are reasonably expected to pay dividends to shareholders. The Adviser looks for stocks with sustainable, expected growth in earnings and dividends and attempts to buy them when they are temporarily out-of-favor or undervalued by the market. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in “dividend-paying” (as defined below) common stocks and other equity type securities (including preferred stock) of mid-size market capitalization. As long as an investment continues to meet the Fund’s other investment criteria set forth below, the Fund may choose to hold such securities even if the company’s capitalization moves outside the $1.5 billion to $15 billion capitalization range. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in companies with a mid-size market capitalization, the Fund will not invest in companies other than those with a mid-size market capitalization until the 80% threshold is restored.

All Cap Value Fund

The All Cap Value Fund intends to pursue its investment objective by investing in common stock and other equity securities (including preferred stock, convertible debt securities and warrants) of companies of any market capitalization. The Fund has no restrictions as to the size of the companies in which it invests. The Fund may invest in what normally are considered small-cap stocks, mid-cap stocks and large-cap stocks. The Fund may concentrate its investments in one of those categories, two of them or all of them, and may change the allocation of its investments at any time.

Alternative Value Fund

The Alternative Value Fund intends to pursue its investment objectives by investing primarily in the types of equity securities described below; however,

the Fund has broad and flexible investment authority. For the equity investments, the Fund intends to pursue its investment objectives by investing in companies with small and mid-size market capitalizations, which the Adviser currently defines as $7.5 billion or less. Under normal market conditions, the Fund will invest no less than 80% of the net assets of its equity investments plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of companies with small and mid-size market capitalizations. As long as an investment continues to meet the Fund’s other criteria, the Fund may choose to hold such securities even if the company grows beyond the $7.5 billion capitalization level. If less than 80% of the Fund’s equity investment assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with small and mid-size market capitalizations until the 80% threshold is restored.

As the sub-adviser for the Fund, Broadmark attempts to mitigate market risk within the Fund’s equity portfolio through a dynamic hedging strategy based upon a multi-factor process that includes the use of certain derivative instruments, including options, futures contracts (sometimes referred to as futures) and options on futures contracts, as well as Exchange-Traded Funds (“ETFs”) and Exchange-Traded Notes (“ETNs”). Broadmark may utilize any asset class of an ETF or ETN, but will primarily utilize equity-based instruments. In performing its services, Broadmark assesses such factors as monetary policy, valuation analysis, investor sentiment and momentum. Broadmark adjusts the Fund’s net exposure to equities based upon its overall assessment of risk and opportunity in the market and the Fund’s portfolio, including the Fund’s cash position. When Broadmark perceives the Fund’s equity risks to be low and opportunities high, and depending upon the Fund’s cash positions, the Fund could have a low to zero exposure to hedging vehicles. Further, at times when equity opportunity is high and equity risk low, Broadmark may invest a portion of the Fund’s cash balance in futures, options or ETFs. Conversely, when Broadmark perceives the Fund’s equity market risk to be high, and opportunity low, it will reduce the Fund’s net exposure by selling, among other things, futures and option combos, and may effect short sales of individual securities and/or ETFs and ETNs or take long positions in inverse ETFs. Broadmark can hedge up to 100% of the Fund’s long equity exposure. Generally, it is the Fund’s objective to maintain net exposure between 100% and 0% net long. For example, if the Fund invests 100% of its net assets in long positions and 100% of its net assets in short positions, the Fund is 0% net long.

If successful, these strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements, but such strategies also can reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because Broadmark projected a decline in the price of a security in the Fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the derivative instrument. Moreover, if the price of the derivative instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all. There is no guarantee that Broadmark will accurately measure existing risk.

Investment Principles and Strategies

For Small Cap Value Fund, Small-Mid Cap Value Fund, Mid Cap Value Fund, and All Cap Value Fund, the Adviser focuses its attention on particular kinds of undervalued stocks and attempts to concentrate on identifying companies going through major changes (for example, corporate restructuring), including:

—	corporate spin-offs (tax-free distributions of a parent company’s division to shareholders);

—	financial restructuring, including acquisitions, recapitalizations and companies emerging from bankruptcy;

—	savings and loan and insurance conversions; and

—	event driven, special situations that may create enhanced opportunities through industry and/or corporate dislocation.

It is the Adviser’s intention typically to hold securities for more than two years to allow the corporate restructuring process to yield results. However, the Adviser may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The research sources that the Adviser utilizes include company documents, subscription research services, select broker/dealers and direct company contact. Each stock is judged on its potential for above-average capital appreciation, using an approach that emphasizes:

—	equities with positive cash flow;

—	desirable EBITDA (earnings before interest, taxes, depreciation and amortization);

—	motivated management; and

—	little attention from Wall Street.

For Alternative Value Fund, the Adviser focuses its attention on particular kinds of undervalued stocks similar to Small-Mid Cap Value Fund. In addition, Broadmark will assess overall stock market risk by monitoring such factors as monetary policy, valuation analysis, investor sentiment and momentum.

For Small Cap Dividend Value Fund and Mid Cap Dividend Value Fund, the Adviser seeks to invest in undervalued small-cap or mid-cap companies, respectively, that have one or more of the following characteristics (“dividend-paying”):

—	attractive dividend yields that are, in the opinion of the Adviser, relatively stable or expected to grow;

—	that pay a small dividend, but could grow their dividend over the next few years; and

—	that pay no dividend, but may initiate a dividend or return cash to shareholders in other ways, such as a share repurchase program.

With the exception of Small Cap Dividend Value Fund and Mid Cap Dividend Value Fund, current dividend or interest income is not a factor when choosing securities for the Funds. For Small Cap Dividend Value Fund and Mid Cap Dividend Value Fund, the Adviser believes that a track record of dividend increases is an excellent indicator of a company’s financial health and growth prospects, and that over the long-term, income can contribute significantly to total return. Dividends also can help reduce a Fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling. The Adviser reasonably expects that a company will pay a dividend or return cash to shareholders in other ways based upon the company’s operating history, its growth and profitability opportunities, and its history of sales, profits and dividend payments. Small Cap Dividend Value Fund and Mid Cap Dividend Value Fund intend to pay the dividends they receive at least annually.

Each Fund’s investment strategies and policies are not fundamental and may be changed without shareholder approval. For more about the Funds’ investment strategies and policies, please see the Funds’ SAI.

The Funds may be suitable for the more aggressive section of an investor’s portfolio. The Funds are designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in any of the Funds should not be considered a complete investment program.

Temporary Defensive Positions

During adverse economic, market or other conditions, a Fund may take a temporary defensive position, and invest without limit in securities, including cash and cash equivalents, that would not ordinarily be consistent with the Fund’s investment objective. By taking a temporary defensive position, a Fund may not achieve its investment objective.

MAIN RISKS

Risks applicable to each Fund

—

The Funds are subject to the typical risks of equity investing, including the effects of interest rate fluctuations, investor psychology and other factors. The value of your investment will increase or decrease so your shares may be worth more or less money than your original investment.

—	Loss of money is a risk of investing in any of the Funds.

—	Like any mutual fund, the method of security selection employed for each Fund may not be successful and the Fund may underperform the stock market as a whole.

—	Other than company-specific risks, the performance of a Fund might be impacted with a sharp increase in interest rates, which generally causes equity prices to fall.

—

Investing in companies emerging from bankruptcy presents special risks. Although companies emerging from bankruptcy usually have improved balance sheets resulting from their restructuring, they often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. Often, if the company does not meet its plan, it has few, if any, alternatives. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

—

Investing in small-cap and mid-cap securities presents more risk than investing in more established or large-cap company securities. Small-cap and mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid. The focus on corporate restructures means these securities are more likely than others to remain undervalued.

—

In pursuing its respective investment strategy, each Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political events; obsolescence of technologies; and increased competition that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

—

Investing in ETFs or ETNs involves risks generally associated with investments in a broadly based portfolio of securities or commodities that do not apply to conventional funds, including: (1) the net asset value of the ETF or the ETN may deviate significantly from its trading value; (2) an active trading market for an ETF or an ETN may not develop or be maintained; (3) trading of an ETF or of an ETN may be halted if the listing exchange deems such action appropriate; and (4) ETF or ETN shares may be delisted from the exchange on which they trade.

—

In addition to the above, the Funds’ investments in ETNs are subject to issuer credit risk. For example, if the credit rating of the issuer of the ETN is downgraded, a Fund’s investment may drop in value even if no change in value has occurred in the underlying index. In addition, in a default situation involving an ETN, it is possible that a Fund could lose its principal investment.

—

The Funds’ investments in ETFs or ETNs are also subject to liquidity risks. The ETF or the ETN may not be able to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. ETFs that invest in non-investment grade fixed income securities, small- and mid-capitalization stocks, real estate investment trusts and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not these are accurate.

Additional risks applicable to the Small Cap Dividend Value Fund and Mid Cap Dividend Value Fund

—

The companies held by the Funds may reduce or stop paying dividends, which may affect each Fund’s ability to generate income. The Adviser’s approach in selecting dividend-paying securities may go out of favor with investors. This may cause the Funds to underperform relative to other mutual funds that do not emphasize dividend-paying stocks.

—

Any repeal or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Funds.

Additional risks applicable to the Alternative Value Fund

—	Purchasing put and call options, as well as writing such options, are highly specialized activities and entail greater than ordinary investment risks.

—

Futures prices are highly volatile, with price movements being influenced by a multitude of factors, such as supply and demand relationships, government trade, fiscal, monetary and exchange control policies, political and economic events and emotions in the marketplace. Futures trading also is highly leveraged. Further, futures trading may be illiquid as a result of daily limits on movements of prices. Finally, the Fund’s futures trading could be adversely affected by speculative position limits.

—

Non-exchange traded derivatives, swaps and certain options and other custom derivative or synthetic instruments are subject to the risk of nonperformance by the counterparty to such instrument, including risks relating to the financial soundness and creditworthiness of the counterparty.

—

If the value of a security sold short increases, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a security could attain; by comparison, for a long position, the maximum loss is the price paid for the security plus transaction costs. Short sales also may cause the Fund to incur dividend and interest expenses.

PORTFOLIO HOLDINGS

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI and on the Funds’ website at www.keeleyfunds.com.

MANAGEMENT

Investment Adviser — The investment adviser for the Funds is Keeley Asset Management Corp., 111 West Jackson Blvd., Suite 810, Chicago, IL 60604. The Adviser supervises, administers and continuously reviews the Funds’ investment program, following policies set by the Funds’ Board of Directors. As of December 31, 2012, the Adviser had approximately $4.5 billion in assets under management.

Investment Sub-Adviser (Alternative Value Fund) — The investment sub-adviser for the Alternative Value Fund is Broadmark Asset Management, LLC, 12 East 52nd St., 3rd Floor, New York, NY 10022. Broadmark is a Delaware limited liability company that is registered as an investment adviser with the SEC pursuant to the Investment Advisers Act of 1940, as amended. As of December 31, 2012, Broadmark had assets under management of approximately $1.8 billion. The Adviser will review, monitor and report to the Board of Directors on the performance and investment procedures of Broadmark and assist and consult with Broadmark in connection with Alternative Value Fund’s investment program. Broadmark, under the supervision of the Adviser, will be responsible for the selection of broker-dealers, the negotiation of commission rates and the execution of transactions effected to carry out the dynamic hedging strategy of Alternative Value Fund.

The Adviser and Broadmark are engaged in a broad range of portfolio management, portfolio advisory and other business activities. Their services are not exclusive to any of the Funds and nothing prevents them, or any affiliates, from providing similar services to other investment funds and other clients (whether or not their investment objectives, strategies, or criteria are similar to those of the Funds) or from engaging in other activities.

Advisory Services and Fees

Small Cap Value Fund — The Adviser has provided investment advisory services to the Fund since its inception on December 31, 2007, and to its predecessor KEELEY Small Cap Value Fund, Inc., prior thereto, since its inception on October 1, 1993. Under the Fund’s investment advisory agreement, both the Class A Shares and Class I Shares of the Fund pay the Adviser a monthly fee at the following annual rates: 1.00% of the first

$1 billion of average daily net assets; 0.90% for net assets greater than $1 billion but less than $6 billion; 0.80% for net assets greater than $6 billion but less than $8 billion; 0.70% for net assets greater than $8 billion but less than $10 billion; and 0.60% for net assets greater than $10 billion.

Small-Mid Cap Value Fund, Mid Cap Value Fund and All Cap Value Fund — The Adviser has provided investment advisory services to each Fund since its inception. Under each Fund’s investment advisory agreement, both the Class A Shares and the Class I Shares of the Fund pay the Adviser a monthly fee at an annual rate of 1.00% of the first $350 million of average daily net assets, 0.90% of the next $350 million of average daily net assets and 0.80% of average daily net assets over $700 million.

Small Cap Dividend Value Fund and Mid Cap Dividend Value Fund — The Adviser has provided investment advisory services to each Fund since its inception. Under each Fund’s investment advisory agreement, both the Class A Shares and the Class I Shares of the Fund pay the Adviser a monthly fee at an annual rate of 1.00% of the average daily net assets of the Fund.

Alternative Value Fund — The Adviser and Sub-Adviser have provided investment advisory services to the Fund since its inception. Under the Fund’s investment advisory agreement, both the Class A Shares and Class I Shares of the Fund pay the Adviser a monthly fee at an annual rate of 1.60% of average daily net assets. The Adviser makes all payments to the Sub-Adviser for its services. For its services, Broadmark receives sub-advisory fees of 0.60% of the Fund’s average daily net assets.

Fee Waivers and Expense Reimbursements

The Adviser has agreed to waive its management fee or reimburse each Fund for expenses, including organizational expenses, until January 31, 2014, so that the total operating expenses, on an annual basis, of each Fund (except Alternative Value Fund) do not exceed 1.39% of the average daily net assets for Class A Shares and 1.14% of the average daily net assets for Class I Shares. For Alternative Value Fund, the Adviser has agreed to waive its management fee or reimburse the Fund for expenses, including organizational expenses, until January 31, 2014, so that the total operating expenses, on an annual basis, of that Fund do not exceed 1.89% of the average daily net assets for Class A Shares and 1.64% of the average daily net assets for Class I Shares. For each Fund, these limitations exclude taxes, interest charges, dividend expenses incurred on securities that a Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of a Fund’s securities. After January 31, 2014, the Adviser may continue to voluntarily waive a portion of its management fee or reimburse either the Class A Shares or the Class I Shares of a Fund for expenses, but it will not be obligated to do so. Any waiver or reimbursement is subject to later adjustment during the term of each Fund’s investment advisory agreement to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps. The Adviser, however, will only be entitled to recoup such amounts for a period of three years following the fiscal year in which such amount was waived or reimbursed. Fee waivers and expense reimbursements have the effect of lowering the overall expense ratio for a Fund and increasing its overall return to investors.

A discussion of the factors considered by the Board in renewing (i) the Funds’ investment advisory agreements with the Adviser, and (ii) the investment sub-advisory agreement for the Alternative Value Fund with the Adviser and Broadmark will be included in the Funds’ semi-annual report to shareholders for the period ending March 31, 2013.

Portfolio Managers

Small Cap Value Fund, Small-Mid Cap Value Fund and Mid Cap Value Fund — John L. Keeley, Jr. is the Portfolio Manager for the Funds and is primarily responsible for the day-to-day management of each Fund’s portfolio. Mr. John L. Keeley, Jr. has been Portfolio Manager for each Fund since its inception. In addition, Mr. John L. Keeley, Jr. is a Chartered Financial Analyst and has been an officer of the Distributor and the Adviser since their inceptions in 1977 and 1981, respectively. The SAI provides additional information about Mr. John L. Keeley, Jr.’s compensation, other accounts that he manages, and his ownership of securities in the Funds.

Brian R. Keeley is a Co-Portfolio Manager for the Funds and assists Mr. John L. Keeley, Jr. in their day-to-day management. Mr. Brian R. Keeley has been a Co-Portfolio Manager for each Fund since January 31, 2011. Mr. Brian R. Keeley is a Chartered Financial Analyst and joined the Adviser as a Vice President of Research in 2006. Prior to that, Mr. Brian R. Keeley was a Vice President of Research and Trading at Mid-Continent Capital LLC. The SAI provides additional information about Mr. Brian R. Keeley’s compensation, other accounts that he manages, and his ownership of securities in the Funds.

Small Cap Dividend Value Fund and Mid Cap Dividend Value Fund — Thomas E. Browne, Jr. is the Portfolio Manager for the Funds and is primarily responsible for the day-to-day management of each Fund. Mr. Browne has been Portfolio Manager for each Fund since its inception.

Mr. Browne is a Chartered Financial Analyst and joined the Adviser as a Vice President and Portfolio Manager in 2009. Prior to that, Mr. Browne was a Portfolio Manager and Analyst at Oppenheimer Capital LLC. The SAI provides additional information about Mr. Browne’ compensation, other accounts that he manages, and his ownership of securities in the Funds.

Brian P. Leonard is an Assistant Portfolio Manager for the Funds and assists Mr. Browne in their day-to-day management. Mr. Leonard has been an Assistant Portfolio Manager for each Fund since its inception. Mr. Leonard joined the Adviser as a Vice President of Research and Client Service in 2004. The SAI provides additional information about Mr. Leonard’s compensation, other accounts that he manages, and his ownership of securities in the Funds.

All Cap Value Fund — John L. Keeley, Jr. is the Portfolio Manager for the Fund and is primarily responsible for the day-to-day management of the Fund. Mr. John L. Keeley, Jr. has been Portfolio Manager of the Fund since its inception. See above for a description of Mr. John L. Keeley, Jr.’s background.

Brian R. Keeley is a Co-Portfolio Manager of the Fund and assists Mr. John L. Keeley, Jr. in its day-to-day management. Mr. Brian R. Keeley has been a Co-Portfolio Manager for the Fund since January 31, 2012. See above for a description of Mr. Brian R. Keeley’s background.

Edwin C. Ciskowski is a Co-Portfolio Manager for the Fund and assists Mr. John L. Keeley, Jr. in its day-to-day management. Mr. Ciskowski has been a Co-Portfolio Manager for the Fund since January 31, 2011. Mr. Ciskowski is a Certified Public Accountant and joined the Adviser as a Vice President of Research in 2008. Prior to that, Mr. Ciskowski was a Research Director at Broadview Advisors LLC. The SAI provides additional information about Mr. Ciskowski’s compensation, other accounts that he manages, and his ownership of securities in the Fund.

Alternative Value Fund — John L. Keeley, Jr. is the Portfolio Manager for the Fund and is primarily responsible for its day-to-day management. Mr. John L. Keeley, Jr. has been Portfolio Manager of the Fund since its inception. See above for a description of Mr. John L. Keeley, Jr.’s background.

Brian R. Keeley is an Assistant Portfolio Manager of the Fund and assists Mr. John L. Keeley, Jr. in its day-to-day management. Mr. Brian Keeley has been an Assistant Portfolio Manager of the Fund since January 31, 2011. See above for a description of Mr. Brian Keeley’s background.

Christopher J. Guptill is the Chief Executive Officer and has been the Chief Investment Officer of Broadmark since its inception in 1999. He is primarily responsible for managing the market risk of the portfolio.

Other Service Providers

Administrator — U.S. Bancorp Fund Services, LLC performs administrative services for the Funds, including handling required tax returns and various filings, monitoring the Funds’ expenses and compliance issues and other generally administrative matters.

Distributor and Shareholder Servicing Agent — Keeley Investment Corp., member of FINRA/SIPC, is the Distributor and the shareholder servicing agent of the Funds.

Custodian — U.S. Bank, N.A. provides for the safekeeping of the Funds’ assets.

Transfer Agent and Accounting Services — U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) maintains shareholder records, disburses dividends and other distributions, performs fund accounting and performs administrative services on behalf of the Funds.

YOUR INVESTMENT

HOW SHARES ARE PRICED

The public offering price of each of the Funds’ shares is the net asset value (“NAV”) (the value of one share in a Fund), plus a sales charge based on the amount of your purchase.

Net asset value — NAV is calculated by dividing a Fund’s total assets, minus any liabilities, by the number of shares outstanding. The NAV is generally calculated as of the close of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time) every day the NYSE is open.

The NAV is calculated daily and the price at which a purchase or redemption is effected is based on the next calculation of the NAV after the order is placed.

The method for determining the value of a Fund’s assets is as follows:

—	A security listed on an exchange or quoted on a national market system is valued at the last sale price or, if it was not traded during the day, at the most recent bid price. Securities traded only on over-the-counter markets are valued at the last sale price on days when the security is traded; otherwise, they are valued at closing over-the-counter bid prices.

—	If a security is traded on more than one exchange, it is valued at the last sale price on the exchange where it is principally traded.

—

Debt securities (other than short-term obligations) in normal institutional-size trading units are valued by a service that uses electronic data processing methods, avoiding exclusive reliance on exchange or over-the-counter prices.

—	Short-term obligations (debt securities purchased within 60 days of their stated maturity date) are valued at amortized cost, which approximates current value.

—

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter market and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the option is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available will be valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities, as discussed below.

—

Options on securities and options on indexes listed on an exchange will be valued at the mean of the closing bid and ask price on the exchange on which they are traded on the day of valuation. Certain investments, including options, may trade in the over-the-counter market and generally will be valued based on quotes received from a third-party pricing service or one or more dealers that make markets in such securities, or at fair value, as discussed below.

Fair Valued Securities

—	Securities for which market quotations are not readily available and securities for which the Funds have reason to believe the market quote should not be relied upon are valued in accordance with procedures approved by the Funds’ Board of Directors. Since most of the Funds’ securities are traded on U.S. exchanges, the Funds do not expect that there would be many times when a fair value determination would be required. Although market price is usually the best indicator of value, if there is very little trading in a security, the Funds may determine that the reported market price is not an accurate reflection of the security’s value and should not be relied upon. Other times when a Fund would make a fair value determination would be when trading in a security held by the Fund is halted and not resumed prior to the end of the market close, or if exchanges were required to close before the anticipated end of the trading day. In such cases, the Fund’s value for a security may be different from most recent quoted market values, which could affect NAV and result in a purchaser paying a higher or lower price to purchase Fund shares, and a redeeming shareholder receiving less or more than such shareholder would have received, if market quotations had been available and had been used to establish value.

Sales charge — The chart below shows how the sales charge varies with the amount of your purchase for Class A Shares of each Fund.

	Sales Charge as a Percentage of
Single Transaction Amount	Offering Price	Net Amount Invested	Dealer Reallowance as a Percentage of Offering Price
Less than $50,000	4.50%	4.71%	4.00%
$50,000 - less than $100,000	4.00%	4.17%	3.50%
$100,000 - less than $250,000	3.00%	3.09%	2.50%
$250,000 - less than $500,000	2.50%	2.56%	2.00%
$500,000 and over	1.00%	1.01%	0.50%

Various individuals and organizations who meet a Fund’s requirements may buy Class A Shares at NAV — that is, without the sales charge. Generally, these include institutional investors such as banks and insurance companies, investment advisers and their clients, and certain tax-exempt entities. For more information, please see the Funds’ SAI. Please confirm with the Distributor whether you qualify to purchase Class A Shares at NAV.

All Class I Shares are available at NAV. You may be eligible to buy Class I Shares. Please see “Buying Shares” under “How to Buy, Sell and Exchange Shares” and refer to the SAI for further details.

The Funds provide free of charge, through their website at www.keeleyfunds.com, and in a clear and prominent format, information regarding who is eligible for reduced sales loads or waivers of the sales load, and what information must be provided to qualify. The site includes a hyperlink to that information.

See also “Right of Accumulation” and “Letter of Intent” under the section titled “Shareholder Privileges” below.

Distribution Plan (12b-1) and Shareholder Servicing Plan

Each Fund’s Class A Shares has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, which allows each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under this Plan, the fee is 0.25% per year of a Fund’s average net assets (calculated on a daily basis). Because these fees are paid out of assets of each Fund’s Class A Shares on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Distributor or the Adviser may make cash payments, which are referred to as revenue share payments, to dealer firms as incentives to sell a Fund’s shares, to promote retention of their dealer firms’ customers’ assets in the Funds and to reimburse dealer firms for distribution and other expenses. These payments are in addition to any sales load and 12b-1 fees that the dealer firms may receive from each of the Class A Shares of the Funds or the Distributor. Revenue share payments would come from the Distributor or Adviser’s own resources and not from the Funds, will not change the price of a Fund’s shares and will not reduce the amount of proceeds which a Fund receives from the sale of shares. However, the Distributor or Adviser may be reimbursed for some or all of such payments from the 12b-1 fees paid by a Fund to the Distributor. The amount of such payments could be significant to a dealer firm. The Distributor or the Adviser will determine, in their own judgment, whether to make revenue share payments to any dealer firm.

Keeley Funds, Inc. (the “Company”) has retained the Distributor to serve as the shareholder servicing agent for the Funds pursuant to a shareholder servicing agreement (the “Shareholder Servicing Agreement”). Under the Shareholder Servicing Agreement, the Company pays the Distributor a monthly fee calculated at an annual rate of 0.05% of each Fund’s average daily net assets for providing support services to investors who beneficially own shares of a Fund. Because these fees are paid out of assets of each Fund’s shares on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW TO BUY, SELL AND EXCHANGE SHARES

Buying Shares

In addition to the fact the Class I Shares do not have a sales load, Class A Shares and Class I Shares of the Funds have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Please see the SAI for further details.

You can buy a Fund’s shares directly from the Distributor, or from selected broker/dealers, financial institutions and other service providers. Some of these other parties may be authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. If you invest through a third party, policies and fees may differ from those described here. If you are investing through a third party, you should read any program materials they may provide to you before you invest through them.

Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses. An investment in the Funds may cause adverse tax consequences for shareholders residing outside the United States.

In compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, social security number and permanent street address. If you are a non-individual (such as a corporation, partnership or trust), you must supply your legal name, the address of principal place of business, office or other physical location, taxpayer identification number, and documents that evidence existence of the entity. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-888-933-5391 if you need additional assistance when completing your Application.

In response to Federal Trade Commission regulations related to the prevention of identity theft, the Funds adopted a “Red Flags” policy to monitor and take action with respect to patterns, practices, or specific activities that indicate the possible existence of identity theft, and the Funds conduct their operations in a manner that is consistent with industry practice in that regard. The Transfer Agent implements the Red Flags policy by monitoring for red flags in the opening of Fund accounts and activity with respect to existing accounts.

If a reasonable belief of the identity of a customer cannot be established, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. Each Fund also may reserve the right to close the account within five business days if clarifying information/documentation is not received.

The minimum initial investment for the Class A Shares of the Funds is $2,500, and the minimum for additional investments in each Fund is $50 and is subject to change at any time. The Distributor may waive the minimum initial investment to establish certain Class A Share accounts.

Class I Shares are sold at NAV per share without a sales charge directly to institutional investors. They may include banks, insurance companies, pension or profit sharing trusts, investment companies and other investors at the discretion of the Distributor. Also, Class I Shares are available to investors other than institutional investors who invest amounts equal to or exceeding the minimum amount of investment for Class I Shares. The minimum initial investment for Class I Shares of the Funds is $1 million, and the minimum for additional investments is $10,000 and is subject to change at any time. The Distributor may waive the minimum initial investment to establish certain Class I Share accounts and may waive the minimum amount for additional investments in certain Class I Share accounts.

Your order will be processed at the next calculated appropriate price after a Fund receives your order in proper form. Each Fund may enter into arrangements with third parties, including broker/dealers, financial institutions and other service providers to process purchase and redemption orders on behalf of the Fund on an expedited basis. In those cases, when the third party receives the purchase or redemption order, it will be treated as though the Fund had received the order for purposes of pricing. Payment should be made in U.S. dollars drawn on a U.S. bank, savings and loan, or credit union, or sent by wire transfer. Checks should be made payable to the “KEELEY Small Cap Value Fund,” “KEELEY Small Cap Dividend Value Fund,” “KEELEY Small-Mid Cap Value Fund,” “KEELEY Mid Cap Value Fund,” “KEELEY Mid Cap Dividend Value Fund,” “KEELEY All Cap Value Fund” or “KEELEY Alternative Value Fund.” The Funds will not accept payment in cash or money orders. Cashier’s checks must be in amounts greater than $10,000. Also, to prevent fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. We are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

If your payment is returned for any reason, you will be charged a $25 fee as well as for any loss incurred by the Funds.

While the Funds do not issue stock certificates for shares purchased, you will receive a statement confirming your purchase.

Your account may be transferred to your state of residence if no activity occurs within your account during the statutory “inactivity period” specified in your state’s abandoned property laws.

EACH FUND RESERVES THE RIGHT TO REJECT ANY PURCHASE ORDER IF THE FUND BELIEVES THAT IT IS IN THE FUND’S BEST INTEREST TO DO SO.

By wire transfer

Opening an account

If you are making an initial investment in a Fund, before you wire funds, please contact the Transfer Agent at 1-888-933-5391 to make arrangements with a telephone service representative to submit your completed Application via mail, overnight delivery, or facsimile. Upon receipt of your Application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

—	Have your bank wire the amount you want to invest to:

U.S. Bank, N.A.

777 E. Wisconsin Ave.

ABA #: 075000022

Credit U.S. Bancorp Fund Services, LLC

Account #: 112-952-137

Further credit: KEELEY [Fund name here]

Shareholder name and account number

Wired funds must be received prior to 4:00 p.m. EST to be eligible for same day pricing. Neither the Funds nor U.S. Bank, N.A. is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Adding to your account

For the Class A Shares of the Funds, you can add to your account anytime in investments of $50 or more. For the Class I Shares of the Funds, you can add to your account anytime in investments of $10,000 or more. In certain instances, these minimums may be waived at the discretion of the Distributor. If you are making a subsequent purchase, your bank should wire funds as indicated above. It is essential that your bank include complete information about your account in all wire instructions. Prior to sending your wire, please call the Transfer Agent at 1-888-933-5391 to advise them of your intention to wire funds to your account. This will ensure prompt and accurate credit.

By Electronic Funds Transfer on an Established Account (Automated Clearing House (ACH))

If you call 1-888-933-5391 prior to 4:00 p.m. Eastern time to place your order, shares will be purchased at that day’s NAV per share.

How to Add Telephone Subsequent Purchase via ACH to a New Account

Your account will automatically be given this option unless you decline by checking the box on the application form.

How to Add Telephone Subsequent Purchase to an Established Account via ACH without this Option

Mail in a voided check and a letter of instruction. Your request may require that the letter of instruction include a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source. This option is effective 15 business days after your request is received. (Note: To use this option, your bank must be a member of the ACH.)

By phone

Investors may purchase additional shares of the Funds by calling 1-888-933-5391. If your account has been open for at least 15 days, telephone orders in the amount of $50 or more for Class A Shares will be accepted via electronic funds transfer from your bank account through the ACH network. You must have banking information established on your account prior to making a purchase. If your order is received prior to 4 p.m. Eastern time, your shares will be purchased at the applicable price on that day.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

Important Information Regarding Telephone Purchases

By using the telephone to purchase or exchange shares, you agree to hold the Funds, U.S. Bancorp Fund Services, their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with this option. If your account has more than one owner, the Funds may rely on the instructions of any one account owner. If you are unable to reach the Funds by telephone you should send your instructions for purchase or exchange by regular or express mail. Purchase or exchange orders will not be canceled or modified once received in good order. Unless telephone purchase is declined on the application, as a shareholder you are eligible to use the telephone purchase option if you submit a voided check with which to establish bank instructions on your account. If you do not want your account set up for this option, you must make an election to “opt out.” You can do this by calling Shareholder Services at 1-888-933-5391, or by marking the appropriate box on your Purchase Application form.

By mail

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders does not constitute receipt by the Transfer Agent of the Funds.

Opening an account

—	Write a check for the amount you want to invest, payable to KEELEY [Fund name here].

—	Mail your payment with a completed purchase application (included with this prospectus) to:

KEELEY [Fund name here] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	For overnight delivery, use this address: KEELEY [Fund name here] c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

Selling Shares

You can redeem your shares in any of the Funds at anytime by mail or telephone for shares you hold directly at the Funds.

Shareholders who have an IRA or other retirement plan account must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

If your account is with the Distributor or a selected broker/dealer, you must give your request to that firm. The broker/dealer is responsible for placing your request and may charge you a fee.

Otherwise, you may sell your shares:

By mail

Send the transfer agent a written redemption request in proper order, including:

—	your account name and number;

—	the number of shares or dollar amount to be redeemed;

—	the signature of each registered owner, exactly as the shares are registered with signature(s) guaranteed, if applicable; and

—	documentation required from corporations, executors, administrators, trustees, guardians, agents and attorneys-in-fact.

Mail to: KEELEY [Fund name here] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	For overnight delivery, use this address: KEELEY [Fund name here] c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of redemption requests does not constitute receipt by the Transfer Agent of the Funds.

Signature guarantees — If you request a direct redemption of more than $25,000, or you want the proceeds payable or sent to any person, address, or bank not on the account, or the request comes within 15 days of an address change, we require signature guarantees. Signature guarantees are also required when changing account ownership. In addition to the situations described above, the Fund(s) and/or the Transfer Agent reserve the right to require or waive a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation. These guarantees may seem inconvenient, but they are intended to protect you against fraud. A notary public is not acceptable. The guarantor pledges your signature is genuine and, unlike a notary public, is financially responsible if it is not.

Eligible guarantors include qualified:

—	Banks, credit unions and savings associations

—	Broker/dealers

—	National securities exchanges

—	Registered securities associations

—	Clearing agencies

By phone

To redeem shares of up to $25,000 by phone, call the Transfer Agent at 1-888-933-5391. The Funds follow procedures to confirm that telephone instructions are genuine and send payment only to the address of record or the designated bank account. The Funds are not liable for following telephone instructions reasonably believed to be genuine. Once a telephone transaction has been placed, it cannot be canceled or modified.

If you do not want telephone transaction privileges, check the box on the purchase application.

Payment — When you sell your shares, the amount of money you receive is based on the NAV next calculated after your request is received. This amount may be more or less than what you paid for the shares.

When you sell your shares of any Fund, it is a taxable event for federal tax purposes. You may realize a capital gain or loss. You may want to check with your tax adviser.

The Funds will send payment for shares redeemed within one or two business days, but no later than the seventh calendar day after receipt of the redemption request by the Transfer Agent. You may request to have a check sent to your address of record, have proceeds wired to your bank account of record, or send funds via electronic funds transfer through the ACH network to a pre-designated account. The Transfer Agent charges a $15 wire fee. There is no charge when proceeds are sent via the ACH system but credit may not be available for 2-3 days.

The Funds will not send redemption proceeds until checks for the purchase of the shares have cleared — up to 15 days.

We may suspend redemptions if the NYSE closes or for other emergencies. Please see the Funds’ SAI for details.

Small accounts — If (i) the value of your account for investments in Class A Shares falls below $250, or (ii) the value of your account for investments in Class I Shares falls below $500,000, we reserve the right to redeem your shares and send you the proceeds. Currently, however, each Fund’s practice is to maintain small accounts instead of closing them out. In the event that there is a change in this policy, you will receive advance notice.

Exchanging Shares

You may exchange some or all of your Fund shares between identically registered accounts of the other Funds or for shares in First American Prime Obligations Fund (the “Prime Obligations Fund”). The minimum exchange amount for exchanges between the Funds is $250. The minimum exchange amount for exchanges between any of the Funds and shares in the Prime Obligation Fund is outlined in the Prime Obligation Fund’s prospectus. For exchange purposes, you may exchange shares of a Fund for shares of another Fund; however, you may only exchange Class A Shares for Class I Shares if you meet the $1 million investment minimum for Class I Shares. You also may exchange both Class A and Class I Shares of the Funds for Class A Shares of the Prime Obligations Fund.

Prior to making such an exchange, you should obtain and carefully read the Prime Obligations Fund’s prospectus. To obtain the Prime Obligations Fund’s prospectus and the necessary exchange authorization forms, call the Transfer Agent at 1-800-248-6314 for Class A Shares of the Funds or 1-888-933-5391 for Class I Shares of the Funds. The exchange privilege does not constitute an offering or recommendation on the part of the Funds or Adviser of an investment in the Prime Obligations Fund and may be changed or canceled by the Funds at any time upon 60 days’ notice. The Prime Obligations Fund is not affiliated with the Funds or the Adviser; however, an affiliate of the Transfer Agent and Distributor advises the Prime Obligations Fund. In addition, the Prime Obligations Fund’s distributor is entitled to receive a fee from the Class A Shares of the Prime Obligations Fund for distribution services at the annual rate of 0.25% of the average daily NAV of the shares in connection with these exchanges.

There is a maximum of four exchanges over 12 months. The exchange must be between identically registered accounts. The Funds consider two exchanges between any of the Funds, or between any of the Funds and the Prime Obligations Fund for more than $250,000 within a five business day period to be market timing. The Adviser monitors exchanges in amounts of $250,000 or more within a five business day period and advises the Transfer Agent on any action that should be taken on the account. See “Frequent Purchases and Redemptions of Fund Shares.”

A Fund’s shares will be redeemed at the next determined NAV after your request is received, and shares of the Prime Obligations Fund or a different Fund’s shares will be purchased at the per share NAV next determined at or after redemption.

You also can move your exchanged shares, plus any Prime Obligations Fund or other Funds shares purchased with reinvested dividends, back into a

Fund with no sales charge (as long as your investment remained continuously in the Prime Obligations Fund or the Funds between withdrawal and reinvestment). However, if you originally invested in Class A Shares and have exchanged into Prime Obligations Fund shares, you may not then move into Class I Shares unless you meet the investment minimum of those shares.

Your exchange is subject to the terms of the Prime Obligations Fund or any of the Funds. Ask us for a copy of their prospectuses and read them carefully before investing.

Exchanges can be requested by mail or telephone (unless you refuse telephone transaction privileges on your purchase application). There is a $5 fee for telephone exchanges. The Funds follow procedures to confirm that telephone instructions are genuine. We are not liable for following telephone instructions reasonably believed to be genuine.

An exchange is a taxable event for federal tax purposes. You may realize a capital gain or loss. Be sure to check with your tax adviser before making an exchange.

The Company reserves the right to change or eliminate the exchange privilege. If the Company changes that privilege, you will receive advance notice.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of Directors has adopted policies and procedures to discourage frequent trading in the Funds’ shares (often called market timing). The Funds believe that their sales charge (at a maximum of 4.50%) coupled with a maximum of four exchanges per year makes it difficult for a purchaser to utilize the Funds for market timing. Although the Funds do not believe that they are subject to the risks of market timing (such as utilizing pricing differentials), frequent trading disrupts the investment strategies of the Funds because it requires the Funds to maintain excess cash or to liquidate investments before they otherwise would do so, which also tends to increase portfolio turnover and brokerage costs and can adversely affect tax efficiency. The Funds’ procedures provide that the Funds will not enter into any agreements or “understandings” with anyone that specifically permit frequent trading. The Funds will attempt to identify purchasers who engage in frequent trading and if and when identified, will bar such purchasers from making additional purchases of Fund shares.

Although the Funds make efforts to monitor for market timing activities and will seek the assistance of financial intermediaries through which Fund shares are purchased or held, the Funds cannot always identify or detect excessive trading that may be facilitated by financial intermediaries because the intermediary maintains the underlying shareholder account. In an attempt to detect and deter excessive trading in omnibus accounts, the Funds may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries (including prohibiting further transactions by such accounts), may require the intermediaries to provide certain information to the Funds regarding shareholders who hold shares through such accounts or may close the omnibus account (although there can be no assurance that the Funds would do so). The Funds’ ability to impose restrictions for accounts traded through particular intermediaries may vary depending upon the systems’ capabilities, applicable contractual restrictions, and cooperation of those intermediaries. The Funds consider any purchase and redemption of more than $250,000 in any five day business period by the same account holder (in the case of omnibus accounts, the ultimate beneficiary of a sub-account) to fall within its definition of market timing; however, the Funds reserve the right to restrict purchasers, on a case by case basis, who trade less than that amount or make purchases and sales separated by more than five business days.

There can be no assurance that the Funds will be able to identify or eliminate all market timing activities, and the Funds may not be able to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries.

DISTRIBUTIONS AND TAXES

Distributions

The Funds distribute their net investment income and realized capital gains, if any, to shareholders at least once a year. Your dividends and capital gains will be invested in additional shares (of the same class, as applicable) unless you write the Transfer Agent to request otherwise. There is no sales charge on reinvestments.

If your mailed distribution check cannot be delivered by the U.S. Postal Service, or it remains outstanding for at least six months, the Funds reserve the right to reinvest the distribution amount at the current NAV at the time of such investment until you give us other instructions.

Taxes

The Funds may make distributions taxable to you as either ordinary income or capital gains. The rate you pay on capital gains distributions will depend on how long the Funds have held the securities, not on how long you as a shareholder have owned your Fund shares. You will receive an annual statement showing which of your Fund distributions are taxable as ordinary income and which are taxable as capital gains.

If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and sale price of the shares you sell, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction. An exchange of Fund shares for shares of any other fund will be treated as a sale of the Fund’s shares and is subject to the same tax consequences. Federal law requires the Fund to withhold a percentage of all distributions and redemption proceeds paid to shareholders if they have not provided their correct taxpayer identification number.

It is important that you consult with your tax adviser on the federal, state and local tax consequences of investing in the Funds that are unique to your tax situation.

SHAREHOLDER PRIVILEGES

Right of Accumulation (“ROA”) — You may combine your new purchase with the value of any other Class A Shares for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases of Class A Shares. The applicable sales charge for the new purchase is based on the total of your current purchase plus the value (based on offering price) of all other shares you own. In addition to the shares of the Funds that you own, you also may combine the value of the Fund shares owned by your spouse and dependent children for sales charge reductions. To receive a reduced sales charge based on the accumulated value of such accounts, you must notify the Funds in writing at the time of purchase.

Letter of Intent (“LOI”) — By signing a LOI you can reduce your sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of Class A Shares. Any shares purchased within 90 days of the date you sign the LOI may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date in that class. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to 4.50% of the amount of the LOI will be held in escrow during the 13-month period following your initial purchase of Fund shares. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

If you establish a LOI with a Fund, you can aggregate your accounts as well as the accounts of your spouse. However, you will not be allowed to aggregate investments in different share classes of the Funds. You will need to provide written instructions with respect to all other accounts whose purchases should be considered in fulfillment of the LOI.

Automatic Investment Plan (“AIP”) — You may buy shares automatically each month, by having $50 or more withdrawn from your bank account and invested in the Class A Shares of each Fund. The minimum to open an AIP account is $2,500. The Distributor may waive the minimum to open certain AIP accounts. There is no service fee for this option. To establish the AIP, complete the AIP section on the purchase application or, after your account is established, complete an AIP application (available from each Fund). Under the AIP, you may make regular monthly investments of $50 or more in a Fund directly from your checking or savings account. In order to participate, your financial institution must be a member of the ACH network. We are unable to debit mutual fund or pass through accounts. If your payment is rejected by the bank, the Transfer Agent will charge a $25 fee to your account. Any request to change or terminate an AIP should be submitted to the Transfer Agent five days prior to the effective date.

THE FUNDS RESERVE THE RIGHT TO MODIFY OR ELIMINATE

THESE PRIVILEGES WITH AT LEAST 30 DAYS NOTICE.

INDIVIDUAL RETIREMENT ACCOUNTS

The Funds offer a variety of retirement plans that may help you shelter part of your income from taxes. For complete information, including applications, call 1-888-933-5391.

FINANCIAL HIGHLIGHTS

The financial highlights tables that follow are intended to help you understand each Fund’s financial performance for the past five (5) years (or, if shorter, for the period of a Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). Information on the financial performance of the Funds for each of the years or the periods ending September 30 has been audited by PricewaterhouseCoopers LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request.

KEELEY Small Cap Value Fund

Class A (KSCVX) - Class I (KSCIX)

	Year Ended September 30,
	2012	2011		2010	2009	2008
CLASS A - PER SHARE DATA(1)
Net asset value, beginning of period	$20.29	$21.17		$19.12	$24.13	$28.95

Income from investment operations:
Net investment income/(loss)	0.02 (7)	(0.06	)(7)	(0.05)	0.04	(0.08)
Net realized and unrealized gains/(loss) on investments	6.70	(0.82)		2.14	(5.05)	(4.08)
Net increase from payments by affiliates	—	—		—	—	0.01

Total from investment operations	6.72	(0.88)		2.09	(5.01)	(4.15)

Less distributions:
Tax return capital	—	—		—	—	0.00	(2)
Net investment income	—	—		(0.04)	—	—
Net realized gains	—	—		—	—	(0.67)

Net asset value, end of period	$27.01	$20.29		$21.17	$19.12	$24.13

Total return(3)	33.12%	(4.16)%		10.92%	(20.73)%	(14.64	)%(8)
Supplemental data and ratios:
Net assets, end of period (in 000’s)	$1,808,213	$2,048,832		$3,321,356	$4,350,731	$6,225,831
Ratio of expenses to average net assets:
Before voluntary reimbursement of expenses(9)	1.39%	1.35%		1.36%	1.40%	1.33%
After voluntary reimbursement of expenses(9)	1.39%	1.35%		1.36%	1.39%	1.33%
Ratio of net investment income/(loss) to average net assets:
Before voluntary reimbursement of expenses	0.07%	(0.26)%		(0.20)%	0.21%	(0.35)%
After voluntary reimbursement of expenses	0.07%	(0.26)%		(0.20)%	0.21%	(0.35)%
Portfolio turnover rate	25.87%	18.98%		8.65%	22.03%	17.27%
Class I - PER SHARE DATA(1)(4)
Net asset value, beginning of period	$20.44	$21.28		$19.20	$24.18	$27.28
Income from investment operations:
Net investment income	0.08 (7)	0.00	(2)(7)	0.01	0.02	0.02
Net realized and unrealized gains/(loss) on investments	6.76	(0.84)		2.15	(5.00)	(3.13)
Net increase from payments by affiliates	—	—		—	—	0.01

Total from investment operations	6.84	(0.84)		2.16	(4.98)	(3.10)

Less distributions:
Net investment income	—	—		(0.08)	—	—
Net realized gains	—	—		—	—	—

Net asset value, end of period	$27.28	$20.44		$21.28	$19.20	$24.18

Total return	33.46%	(3.95)%		11.29%	(20.56)%	(11.40	)%(5)(8)
Supplemental data and ratios:
Net assets, end of period (in 000’s)	$826,529	$711,751		$524,550	$386,630	$244,147
Ratio of expenses to average net assets:
Before voluntary reimbursement of expenses(9)	1.14%	1.10%		1.11%	1.14%	1.12	%(6)
After voluntary reimbursement of expenses(9)	1.14%	1.10%		1.11%	1.14%	1.12	%(6)
Ratio of net investment income/(loss) to average net assets:
Before voluntary reimbursement of expenses	0.32%	(0.01)%		0.05%	0.43%	0.21	%(6)
After voluntary reimbursement of expenses	0.32%	(0.01)%		0.05%	0.44%	0.21	%(6)
Portfolio turnover rate	25.87%	18.98%		8.65%	22.03%	17.27%

(1)	Per share data is for a share outstanding throughout the period.
(2)	Amount calculated is less than $0.005 per share.
(3)	The total return calculation does not reflect the sales load imposed on the purchase of shares.
(4)	The offering of the Fund’s Class I Shares, which do not have a sales load, commenced on December 31, 2007. The Class I per share data for 2008 is for a share outstanding from commencement to September 30, 2008.
(5)	Not annualized.
(6)	Annualized.
(7)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(8)	Total return increased by approximately 0.03% due to a voluntary reimbursement by the Adviser relating to the purchase of securities issued by companies engaged in securities-related businesses.
(9)	The ratio of expenses to average net assets includes interest expense and dividend expense where applicable.

KEELEY Small Cap Dividend Value Fund

Class A (KSDVX) - Class I (KSDIX)

	Year Ended September 30,		December 1, 2009 (Commencement of Operations) to September 30, 2010
	2012	2011
CLASS A - PER SHARE DATA(1)
Net asset value, beginning of period	$11.36	$11.57	$10.00

Income from investment operations:
Net investment income	0.21 (6)	0.18 (6)	0.11
Net realized and unrealized gain on investments	3.14	0.15	1.57

Total from investment operations	3.35	0.33	1.68

Less distributions:
Net investment income	(0.20)	(0.18)	(0.11)
Net realized gains	(0.30)	(0.36)	—

Net asset value, end of period	$14.21	$11.36	$11.57

Total return(2)	29.90%	2.38%	16.89	%(3)
Supplemental data and ratios:
Net assets, end of period (in 000’s)	$32,549	$14,114	$3,918
Ratio of expenses to average net assets:
Before reimbursement of expenses by Adviser(5)	1.56%	1.66%	2.28	%(4)
After reimbursement of expenses by Adviser(5)	1.39%	1.39%	1.40	%(4)
Ratio of net investment income to average net assets:
Before reimbursement of expenses by Adviser	1.36%	1.02%	0.60	%(4)
After reimbursement of expenses by Adviser	1.53%	1.29%	1.48	%(4)
Portfolio turnover rate	28.98%	57.78%	59.48	%(3)

CLASS I - PER SHARE DATA(1)
Net asset value, beginning of period	$11.37	$11.57	$10.00
Income from investment operations:
Net investment income	0.24 (6)	0.21 (6)	0.14
Net realized and unrealized gain on investments	3.14	0.16	1.56

Total from investment operations	3.38	0.37	1.70

Less distributions:
Net investment income	(0.23)	(0.21)	(0.13)
Net realized gain	(0.30)	(0.36)	—

Net asset value, end of period	$14.22	$11.37	$11.57

Total return	30.16%	2.69%	17.08	%(3)
Supplemental data and ratios:
Net assets, end of period (in 000’s)	$31,495	$16,789	$13,728
Ratio of expenses to average net assets:
Before reimbursement of expenses by Adviser(5)	1.31%	1.41%	2.03	%(4)
After reimbursement of expenses by Adviser(5)	1.14%	1.14%	1.15	%(4)
Ratio of net investment income to average net assets:
Before reimbursement of expenses by Adviser	1.61%	1.27%	0.72	%(4)
After reimbursement of expenses by Adviser	1.78%	1.54%	1.60	%(4)
Portfolio turnover rate	28.98%	57.78%	59.48	%(3)

(1)	Per share data is for a share outstanding throughout the period.
(2)	The total return calculation does not reflect the sales load imposed on the purchase of shares.
(3)	Not annualized.
(4)	Annualized.
(5)	The ratio of expenses to average net assets includes interest expense and dividend expense where applicable.
(6)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.

KEELEY Small-Mid Cap Value Fund

Class A (KSMVX) - Class I (KSMIX)

	Year Ended September 30,
	2012		2011		2010	2009	2008
CLASS A - PER SHARE DATA(1)
Net asset value, beginning of period	$8.54		$8.91		$8.26	$8.96	$10.94

Income from investment operations:
Net investment income/(loss)	(0.05	)(5)	(0.05	)(5)	(0.01)	0.00 (2)	0.00 (2)
Net realized and unrealized gain/(loss) on investments	3.63		(0.32)		0.66	(0.70)	(1.97)

Total from investment operations	3.58		(0.37)		0.65	(0.70)	(1.97)

Less distributions:
Net investment income	—		—		—	—	(0.01)

Net asset value, end of period	$12.12		$8.54		$8.91	$8.26	$8.96

Total return(3)	41.92%		(4.15)%		7.87%	(7.81)%	(18.07)%
Supplemental data and ratios:
Net assets, end of period (in 000’s)	$65,283		$46,334		$51,871	$24,845	$14,096
Ratio of expenses to average net assets:
Before reimbursement of expenses by Adviser(4)	1.45%		1.47%		1.55%	1.78%	1.97%
After reimbursement of expenses by Adviser(4)	1.40%		1.40%		1.39%	1.40%	1.40%
Ratio of net investment income/(loss) to average net assets:
Before reimbursement of expenses by Adviser	(0.50)%		(0.50)%		(0.37)%	(0.34)%	(0.85)%
After reimbursement of expenses by Adviser	(0.45)%		(0.43)%		(0.21)%	0.04%	(0.28)%
Portfolio turnover rate	51.11%		78.42%		46.07%	44.80%	10.57%

CLASS I - PER SHARE DATA(1)
Net asset value, beginning of period	$8.62		$8.96		$8.30	$8.98	$10.95
Income from investment operations:
Net investment income/(loss)	(0.02	)(5)	(0.02	)(5)	0.00 (2)	0.00 (2)	0.02
Net realized and unrealized gain/(loss) on investments	3.65		(0.32)		0.67	(0.68)	(1.97)

Total from investment operations	3.63		(0.34)		0.67	(0.68)	(1.95)

Less distributions:
Net investment income	—		—		(0.01)	—	(0.02)

Net asset value, end of period	$12.25		$8.62		$8.96	$8.30	$8.98

Total return	42.11%		(3.79)%		8.09%	(7.57)%	(17.84)%
Supplemental data and ratios:
Net assets, end of period (in 000’s)	$118,712		$72,573		$32,310	$18,535	$3,767
Ratio of expenses to average net assets:
Before reimbursement of expenses by Adviser(4)	1.20%		1.22%		1.30%	1.52%	1.75%
After reimbursement of expenses by Adviser (4)	1.15%		1.15%		1.14%	1.15%	1.15%
Ratio of net investment income/(loss) to average net assets:
Before reimbursement of expenses by Adviser	(0.25)%		(0.25)%		(0.12)%	(0.14)%	(0.56)%
After reimbursement of expenses by Adviser	(0.20)%		(0.18)%		0.04%	0.24%	0.05%
Portfolio turnover rate	51.11%		78.42%		46.07%	44.80%	10.57%

(1)	Per share data is for a share outstanding throughout the period.
(2)	Amount calculated is less than $0.005 per share.
(3)	The total return calculation does not reflect the sales load imposed on the purchase of shares.
(4)	The ratio of expenses to average net assets includes interest expense and dividend expense where applicable.
(5)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.

KEELEY Mid Cap Value Fund

Class A (KMCVX) - Class I (KMCIX)

	Year Ended September 30,
	2012		2011		2010	2009	2008
CLASS A - PER SHARE DATA(1)
Net asset value, beginning of period	$8.53		$8.78		$8.12	$10.42	$14.14

Income from investment operations:
Net investment income/(loss)	(0.01	)(7)	(0.02	)(7)	(0.03)	0.01	(0.02)
Net realized and unrealized gain/(loss) on investments	2.56		(0.23)		0.70	(2.31)	(3.70)

Total from investment operations	2.55		(0.25)		0.67	(2.30)	(3.72)

Less distributions:
Net investment income	—		—		(0.01)	—	—

Net asset value, end of period	$11.08		$8.53		$8.78	$8.12	$10.42

Total return(2)	29.89%		(2.85)%		8.27%	(22.07)%	(26.31)%
Supplemental data and ratios:
Net assets, end of period (in 000’s)	$41,861		$37,427		$47,868	$62,608	$108,954
Ratio of expenses to average net assets:
Before reimbursement of expenses by Adviser(4)	1.53%		1.51%		1.55%	1.59%	1.46%
After reimbursement of expenses by Adviser(4)	1.39%		1.40%		1.40%	1.40%	1.40%
Ratio of net investment income/(loss) to average net assets:
Before reimbursement of expenses by Adviser	(0.20)%		(0.32)%		(0.49)%	(0.02)%	(0.24)%
After reimbursement of expenses by Adviser	(0.06)%		(0.21)%		(0.34)%	0.17%	(0.18)%
Portfolio turnover rate	26.44%		25.60%		37.90%	85.30%	28.96%

CLASS I - PER SHARE DATA(1)
Net asset value, beginning of period	$8.59		$8.83		$8.16	$10.45	$14.20
Income from investment operations:
Net investment income/(loss)	0.02	(7)	0.00	(6)(7)	(0.01)	0.01	0.00	(6)
Net realized and unrealized gain/(loss) on investments	2.58		(0.24)		0.71	(2.30)	(3.75)

Total from investment operations	2.60		(0.24)		0.70	(2.29)	(3.75)

Less distributions:
Net investment income	—		—		(0.03)	—	—

Net asset value, end of period	$11.19		$8.59		$8.83	$8.16	$10.45

Total return	30.27%		(2.72)%		8.63%	(21.91)%	(26.41	)%(3)
Supplemental data and ratios:
Net assets, end of period (in 000’s)	$14,846		$11,523		$14,650	$13,804	$6,252
Ratio of expenses to average net assets:
Before reimbursement of expenses by Adviser(4)	1.28%		1.26%		1.30%	1.31%	1.23	%(5)
After reimbursement of expenses by Adviser(4)	1.14%		1.15%		1.15%	1.15%	1.14	%(5)
Ratio of net investment income/(loss) to average net assets:
Before reimbursement of expenses by Adviser	0.05%		(0.07)%		(0.23)%	0.24%	(0.14	)%(5)
After reimbursement of expenses by Adviser	0.19%		0.04%		(0.08)%	0.41%	(0.06	)%(5)
Portfolio turnover rate	26.44%		25.60%		37.90%	85.30%	28.96%

(1)	Per share data is for a share outstanding throughout the period. The offering of the Fund’s Class I Shares, which do not have a sales load, commenced on December 31, 2007. The Class I per share data for 2008 is for a share outstanding from commencement to September 30, 2008.
(2)	The total return calculation does not reflect the sales load imposed on the purchase of shares.
(3)	Not annualized.
(4)	The ratio of expenses to average net assets includes interest expense and dividend expense where applicable.
(5)	Annualized.
(6)	Amount calculated is less than $0.005 per share.
(7)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.

KEELEY Mid Cap Dividend Value Fund

Class A (KMDVX) - Class I (KMDIX)

	October 3, 2011 (Commencement of Operations) to September 30, 2012
CLASS A - PER SHARE DATA(1)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.18	(6)
Net realized and unrealized gain on investments	2.59

Total from investment operations	2.77

Less distributions:
Net investment income	(0.17)
Net realized gains	—

Net asset value, end of period	$12.60

Total return(2)	27.80	%(3)
Supplemental data and ratios:
Net assets, end of period (in 000’s)	$5,721
Ratio of expenses to average net assets:
Before reimbursement of expenses by Adviser(4)	2.83	%(5)
After reimbursement of expenses by Adviser(4)	1.41	%(5)
Ratio of net investment income to average net assets:
Before reimbursement of expenses by Adviser	0.10	%(5)
After reimbursement of expenses by Adviser	1.52	%(5)
Portfolio turnover rate	13.74	%(3)

CLASS I - PER SHARE DATA(1)
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.21	(6)
Net realized and unrealized gain on investments	2.59

Total from investment operations	2.80

Less distributions:
Net investment income	(0.20)
Net realized gains	—

Net asset value, end of period	$12.60

Total return	28.10	%(3)
Supplemental data and ratios:
Net assets, end of period (in 000’s)	$3,381
Ratio of expenses to average net assets:
Before reimbursement of expenses by Adviser(4)	2.58	%(5)
After reimbursement of expenses by Adviser(4)	1.16	%(5)
Ratio of net investment income to average net assets:
Before reimbursement of expenses by Adviser	0.35	%(5)
After reimbursement of expenses by Adviser	1.77	%(5)
Portfolio turnover rate	13.74	%(3)

(1)	Per share data is for a share outstanding throughout the period.
(2)	The total return calculation does not reflect the sales load imposed on the purchase of shares.
(3)	Not annualized.
(4)	The ratio of expenses to average net assets includes interest expense and dividend expense where applicable.
(5)	Annualized.
(6)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.

KEELEY All Cap Value Fund

Class A (KACVX) - Class I (KACIX)

	Year Ended September 30,
	2012	2011		2010	2009	2008
CLASS A - PER SHARE DATA(1)
Net asset value, beginning of period	$9.61	$9.77		$8.98	$10.27	$13.20

Income from investment operations:
Net investment income/(loss)	0.01 (7)	(0.01	)(7)	(0.03)	0.00 (2)	(0.01)
Net realized and unrealized gain/(loss) on investments	3.15	(0.15)		0.82	(1.29)	(2.92)

Total from investment operations	3.16	(0.16)		0.79	(1.29)	(2.93)

Less distributions:
Net investment income	—	—		0.00 (2)	—	—
Net realized gains	—	—		—	—	—

Net asset value, end of period	$12.77	$9.61		$9.77	$8.98	$10.27

Total return(3)	32.88%	(1.64)%		8.80%	(12.56)%	(22.20)%
Supplemental data and ratios:
Net assets, end of period (in 000’s)	$52,581	$43,931		$52,198	$62,388	$85,733
Ratio of expenses to average net assets:
Before reimbursement of expenses by Adviser(5)	1.47%	1.47%		1.53%	1.60%	1.46%
After reimbursement of expenses by Adviser(5)	1.39%	1.39%		1.40%	1.40%	1.39%
Ratio of net investment gain/(loss) to average net assets:
Before reimbursement of expenses by Adviser	0.03%	(0.21)%		(0.37)%	(0.21)%	(0.18)%
After reimbursement of expenses by Adviser	0.11%	(0.13)%		(0.24)%	(0.01)%	(0.12)%
Portfolio turnover rate	50.10%	39.65%		34.47%	44.68%	27.71%

CLASS I - PER SHARE DATA(1)
Net asset value, beginning of period	$9.67	$9.82		$9.02	$10.29	$13.33
Income from investment operations:
Net investment income/(loss)	0.04 (7)	(0.02	)(7)	0.00 (2)	0.01	0.01
Net realized and unrealized gain/(loss) on investments	3.18	(0.17)		0.82	(1.28)	(3.05)

Total from investment operations	3.22	(0.15)		0.82	(1.27)	(3.04)

Less distributions:
Net investment income	—	—		(0.02)	—	—

Net asset value, end of period	$12.89	$9.67		$9.82	$9.02	$10.29

Total return	33.30%	(1.53)%		9.10%	(12.34)%	(22.81	)%(4)
Supplemental data and ratios:
Net assets, end of period (in 000’s)	$32,375	$26,023		$21,539	$19,535	$17,501
Ratio of expenses to average net assets:
Before reimbursement of expenses by Adviser(5)	1.22%	1.22%		1.28%	1.35%	1.22	%(6)
After reimbursement of expenses by Adviser(5)	1.14%	1.14%		1.15%	1.15%	1.15	%(6)
Ratio of net investment income/(loss) to average net assets:
Before reimbursement of expenses by Adviser	0.28%	0.04%		(0.12)%	0.05%	0.01	%(6)
After reimbursement of expenses by Adviser	0.36%	0.12%		0.02%	0.26%	0.06	%(6)
Portfolio turnover rate	50.10%	39.65%		34.47%	44.68%	27.71%

(1)	Per share data is for a share outstanding throughout the period. The offering of the Fund’s Class I Shares, which do not have a sales load, commenced on December 31, 2007. The Class I per share data for 2008 is for a share outstanding from commencement to September 30, 2008.
(2)	Amount calculated is less than $0.005 per share.
(3)	The total return calculation does not reflect the sales load imposed on the purchase of shares.
(4)	Not annualized.
(5)	The ratio of expenses to average net assets includes interest expense and dividend expense where applicable.
(6)	Annualized.
(7)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.

KEELEY Alternative Value Fund

Class A (KALVX) - Class I (KALIX)

	Year Ended September 30,				April 1, 2010 (Commencement of Operations) to September 30, 2010
	2012		2011
CLASS A - PER SHARE DATA(1)
Net asset value, beginning of period	$9.09		$9.03		$10.00

Income from investment operations:
Net investment loss	(0.09	)(6)	(0.13	)(6)	(0.02)
Net realized and unrealized gain/(loss) on investments	1.28		0.29		(0.95)

Total from investment operations	1.19		0.16		(0.97)

Less distributions:
Net investment income	—		—		—
Net realized gains	(1.57)		(0.10)		—

Net asset value, end of period	$8.71		$9.09		$9.03

Total return(2)	15.86%		1.68%		(9.70	)%(3)
Supplemental data and ratios:
Net assets, end of period (in 000’s)	$11,937		$8,924		$2,270
Ratio of expenses to average net assets:
Before reimbursement of expenses by Adviser(4)	2.47%		2.59%		2.52	%(5)
After reimbursement of expenses by Adviser(4)	1.97%		2.21%		1.91	%(5)
Ratio of net investment loss to average net assets:
Before reimbursement of expenses by Adviser	(1.52)%		(1.68)%		(1.58	)%(5)
After reimbursement of expenses by Adviser	(1.02)%		(1.30)%		(0.97	)%(5)
Portfolio turnover rate	59.05%		77.59%		91.52	%(3)

CLASS I - PER SHARE DATA(1)
Net asset value, beginning of period	$9.13		$9.05		$10.00
Income from investment operations:
Net investment loss	(0.07	)(6)	(0.10	)(6)	(0.04)
Net realized and unrealized gain/(loss) on investments	1.29		0.28		(0.91)

Total from investment operations	1.22		0.18		(0.95)

Less distributions:
Net investment income	—		—		—
Net realized gains	(1.57)		(0.10)		—

Net asset value, end of period	$8.78		$9.13		$9.05

Total return	16.15%		1.90%		(9.50	)%(3)
Supplemental data and ratios:
Net assets, end of period (in 000’s)	$11,565		$12,006		$24,522
Ratio of expenses to average net assets:
Before reimbursement of expenses by Adviser(4)	2.22%		2.34%		2.22	%(5)
After reimbursement of expenses by Adviser(4)	1.72%		1.96%		1.66	%(5)
Ratio of net investment loss to average net assets:
Before reimbursement of expenses by Adviser	(1.27)%		(1.43)%		(1.39	)%(5)
After reimbursement of expenses by Adviser	(0.77)%		(1.05)%		(0.83	)%(5)
Portfolio turnover rate	59.05%		77.59%		91.52	%(3)

(1)	Per share data is for a share outstanding throughout the period.
(2)	The total return calculation does not reflect the sales load imposed on the purchase of shares.
(3)	Not annualized.
(4)	The ratio of expenses to average net assets includes interest expense and dividend expense where applicable.
(5)	Annualized.
(6)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.

PRIVACY STATEMENT

Protecting your personal information is an important priority for us. The Funds’ privacy policy is designed to support this objective. We collect nonpublic personal information about you from the following sources:

—	Information we receive from you on applications or on other forms; correspondence or conversations, such as your name, address, social security number, assets, income and date of birth.

—

Information about your transactions with us, our affiliates or others, such as your account numbers and balances, transaction history, parties to transactions, cost basis information and other financial information.

The Funds restrict access to your nonpublic information by maintaining physical, electronic and procedural safeguards.

The Funds do not disclose any nonpublic information about their current or former consumers or customers to nonaffiliated third parties, except as permitted by law.

For example, if you maintain a brokerage account with Keeley Investment Corp., the Funds disclose information that they collect to National Financial Services, LLC (a clearing broker) in connection with its services in maintaining accounts and clearing transactions, and to affiliated companies of the Funds, including: Keeley Asset Management Corp., KEELEY Funds, Inc. and their service providers.

Keeley Investment Corp. is the Distributor and Keeley Asset Management Corp. is the Investment Adviser for the Keeley Funds.

We may share your nonpublic information with affiliates who require such information to provide products or services to you. You may request that we not share your nonpublic information with our affiliates for use by them in marketing products or services to you by calling us toll-free at 1-888-933-5391. We will honor your choice until you tell us otherwise. If you have a joint account, your instruction will be applied to all account holders on that account.

HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

To reduce expenses, the Funds may mail only one copy of the Funds’ prospectus, SAI and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-888-933-5391 or contact your financial institution. You will begin receiving individual copies 30 days after receiving your request.

TO LEARN MORE ABOUT THE FUNDS

Ask for a free copy of the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI). The Funds’ SAI includes additional information about each Fund. The Funds’ SAI is incorporated by reference to the Prospectus and, therefore, is legally a part of this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about each Fund’s investments is available in the Funds’ annual and semi-annual reports. The Funds’ annual report includes a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

To obtain a copy of the Funds’ SAI or annual and semi-annual reports without charge, or to request other information about each Fund:

BY TELEPHONE

Call Toll Free 1-888-933-5391

BY MAIL

Write to:

KEELEY [Fund name here]

111 West Jackson Blvd., Suite 810

Chicago, IL 60604

BY E-MAIL

Send your request to info@keeleyfunds.com

View online or download the Funds’ Prospectus

and application and the SAI at the

KEELEY website: www.keeleyfunds.com

You can review and copy information about the Funds (including the SAI) at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Commission’s Public Reference Room by calling the Commission at 202-551-8090. Reports and other information about each Fund also are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

www.keeleyfunds.com

Keeley Funds, Inc. SEC file number: 811-21761